As filed with the Securities and Exchange Commission on November 25, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 – September 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Payson Total
Return Fund
SEMI-ANNUAL REPORT // September 30, 2020
(Unaudited)

Payson Total Return Fund
Table of Contents
September 30, 2020
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, convertible securities risk, debt securities risk, technology sector risk, exchange-traded funds risk, interest rate risk, credit risk, inflation indexed security risk, U.S. government securities risk, value investment risk, mortgage-related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the
Fund will achieve its investment objective.
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Additional Information 12

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2020
See Notes to Financial Statements.
1
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below,
Shares Security Description Value
Common Stock - 100.0%
Consumer Discretionary - 7.5%
1,665 Amazon.com, Inc. (a) $ 5,242,636
450 AutoZone, Inc. (a) 529,938
16,000 DR Horton, Inc. 1,210,080
12,831 The Home Depot, Inc. 3,563,297
10,545,951
Consumer Staples - 3.7%
11,970 Thermo Fisher Scientific, Inc. 5,284,994
Financials - 16.6%
35,000 Aflac, Inc. 1,272,250
24,040 American Express Co. 2,410,010
8,460 Berkshire Hathaway, Inc.,
Class B (a) 1,801,473
22,516 JPMorgan Chase & Co. 2,167,615
18,420 Mastercard, Inc., Class A 6,229,091
10,350 S&P Global, Inc. 3,732,210
29,100 Visa, Inc., Class A 5,819,127
23,431,776
Health Care - 20.1%
37,625 AbbVie, Inc. 3,295,574
20,457 Amgen, Inc. 5,199,351
15,330 Danaher Corp. 3,301,009
42,330 Johnson & Johnson 6,302,090
39,045 Merck & Co., Inc. 3,238,783
50,650 Pfizer, Inc. 1,858,855
5,440 Teleflex, Inc. 1,851,885
10,616 UnitedHealth Group, Inc. 3,309,750
28,357,297
Industrials - 11.8%
22,000 AMETEK, Inc. 2,186,800
124,235 Carrier Global Corp. 3,794,137
9,600 Cummins, Inc. 2,027,136
12,177 General Dynamics Corp. 1,685,662
12,900 Honeywell International, Inc. 2,123,469
13,580 L3Harris Technologies, Inc. 2,306,427
8,650 Otis Worldwide Corp. 539,933
Shares Security Description Value
Industrials - 11.8% (continued)
34,253 Raytheon Technologies Corp. $ 1,970,918
16,634,482
Information Technology - 40.3%
16,904 Accenture PLC, Class A 3,820,135
740 Adobe, Inc. (a) 362,918
4,005 Alphabet, Inc., Class A (a) 5,869,728
76,200 Apple, Inc. 8,824,722
11,300 Broadcom, Inc. 4,116,816
8,650 Broadridge Financial Solutions,
Inc. 1,141,800
29,530 CDW Corp. 3,529,721
27,523 Cisco Systems, Inc. 1,084,131
12,980 Facebook, Inc., Class A (a) 3,399,462
19,860 Fidelity National Information
Services, Inc. 2,923,591
195,895 HP, Inc. 3,720,046
11,570 Lam Research Corp. 3,838,347
31,600 Leidos Holdings, Inc. 2,817,140
27,260 Microsoft Corp. 5,733,596
3,650 NVIDIA Corp. 1,975,453
11,600 NXP Semiconductors NV 1,447,796
15,590 Texas Instruments, Inc. 2,226,096
56,831,498
Total Common Stock (Cost $85,197,281) 141,085,998
Investments, at value - 100.0% (Cost
$85,197,281) $ 141,085,998
Other Assets & Liabilities, Net - 0.0% 3,372
Net Assets - 100.0% $ 141,089,370
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2020
See Notes to Financial Statements.
2
please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 141,085,998
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 141,085,998
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 7.5%
Consumer Staples 3.7%
Financials 16.6%
Health Care 20.1%
Industrials 11.8%
Information Technology 40.3%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
September 30, 2020
See Notes to Financial Statements.
3
ASSETS
Investments, at value (Cost $85,197,281) $ 141,085,998
Cash 681,971
Receivables:
Dividends and interest 80,686
Prepaid expenses 19,382
Total Assets
141,868,037
LIABILITIES
Payables:
Investment securities purchased 521,022
Fund shares redeemed 32,693
Distributions payable 123,787
Accrued Liabilities:
Investment adviser fees 69,166
Trustees’ fees and expenses 89
Fund services fees 13,255
Other expenses 18,655
Total Liabilities
778,667
NET ASSETS
$ 141,089,370
COMPONENTS OF NET ASSETS
Paid-in capital $ 75,686,324
Distributable earnings 65,403,046
NET ASSETS
$ 141,089,370
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 5,818,680
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 24.25

Payson Total Return Fund
Statement of Operations
SIX MONTHS ENDED SEPTEMBER 30, 2020
See Notes to Financial Statements.
4
INVESTMENT INCOME
Dividend income $ 1,049,224
Interest income 876
Total Investment Income
1,050,100
EXPENSES
Investment adviser fees 388,745
Fund services fees 96,476
Custodian fees 7,280
Registration fees 11,182
Professional fees 22,321
Trustees' fees and expenses 3,254
Other expenses 25,001
Total Expenses 554,259
NET INVESTMENT INCOME
495,841
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 9,631,596
Net change in unrealized appreciation (depreciation) on investments
25,450,442
NET REALIZED AND UNREALIZED GAIN
35,082,038
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 35,577,879

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
5
For the Six
Months
Ended
September 30,
2020
For the Year
Ended
March 31, 2020
OPERATIONS
Net investment income $ 495,841 $ 867,578
Net realized gain 9,631,596 452,524
Net change in unrealized appreciation (depreciation) 25,450,442 (7,489,749)
Increase (Decrease) in Net Assets Resulting from Operations
35,577,879 (6,169,647)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(495,833) (867,572)
CAPITAL SHARE TRANSACTIONS
Sale of shares 5,512,002 18,427,705
Reinvestment of distributions 235,036 377,018
Redemption of shares
(4,214,766) (16,202,815)
Increase in Net Assets from Capital Share Transactions
1,532,272 2,601,908
Increase (Decrease) in Net Assets
36,614,318 (4,435,311)
NET ASSETS
Beginning of Period
104,475,052 108,910,363
End of Period
$ 141,089,370 $ 104,475,052
SHARE TRANSACTIONS
Sale of shares 243,130 889,432
Reinvestment of distributions 10,080 18,985
Redemption of shares
(185,522) (779,474)
Increase in Shares
67,688 128,943

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
6
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2020
For the Years Ended March 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning
of Period
$ 18.17 $ 19.37 $ 17.76 $ 16.14 $ 13.94 $ 15.21
INVESTMENT OPERATIONS
Net investment income (a) 0.09 0.15 0.13 0.14 0.16 0.16
Net realized and unrealized
gain (loss)
6.08 (1.20) 1.61 2.33 2.25 (0.76)
Total from Investment Operations
6.17 (1.05) 1.74 2.47 2.41 (0.60)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.09) (0.15) (0.13) (0.12) (0.21) (0.16)
Net realized gain
– – – (0.73) – (0.51)
Total Distributions to
Shareholders
(0.09) (0.15) (0.13) (0.85) (0.21) (0.67)
NET ASSET VALUE, End of
Period
$ 24.25 $ 18.17 $ 19.37 $ 17.76 $ 16.14 $ 13.94
TOTAL RETURN
33.95%(b) (5.48)% 9.83% 15.39% 17.41% (3.94)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 141,089 $ 104,475 $ 108,910 $ 95,489 $ 78,888 $ 74,514
Ratios to Average Net Assets:
Net investment income 0.76%(c) 0.74% 0.71% 0.82% 1.10% 1.11%
Net expenses 0.85%(c) 0.86% 0.89% 0.94% 0.98% 0.97%
PORTFOLIO TURNOVER RATE 29%(b) 25% 27% 38% 30% 55%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2020
7
Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in
Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the
Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2020
8
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations,

Payson Total Return Fund
Notes to Financial Statements
September 30, 2020
9
which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.
As of September 30, 2020, the Fund had $431,971 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The

Payson Total Return Fund
Notes to Financial Statements
September 30, 2020
10
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of
Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the
Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2020 were $38,694,181 and $37,145,057, respectively.
Federal Income Tax
As of September 30, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
Gross Unrealized Appreciation $ 56,375,783
Gross Unrealized Depreciation (487,066)
Net Unrealized Appreciation $ 55,888,717

Payson Total Return Fund
Notes to Financial Statements
September 30, 2020
11
As of March 3 1 , 2020 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
As of March 31, 2020, the Fund had $117,244 of available short-term capital loss carryforwards that have no expiration date.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications.
The effects of the pandemic may adversely impact the Fund’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Undistributed Ordinary Income
$ 153,582
Capital and Other Losses
(117,244)
Unrealized Appreciation
30,438,275
Other Temporary Differences
(153,613)
Total
$ 30,321,000

Payson Total Return Fund
Additional Information
September 30, 2020
12
Investment Advisory Agreement Approval
At the June 23, 2020 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the
Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability, the staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Payson Total Return Fund
Additional Information
September 30, 2020
13
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund as compared to its primary benchmark index. The Board observed that the Fund outperformed its primary benchmark index, the S&P 500 Index, for the one- and three-year periods ended March 31, 2020 and underperformed the benchmark for the five- and 10-year periods ended March 31, 2020 and for the period since the Fund’s inception on November 25, 1991. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge
Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Broadridge, the Fund outperformed the median of its peer group for the one-, three-, and five-year periods ended March 31, 2020. The Board noted the Adviser’s representation that the Fund’s recent relative outperformance could be attributed, at least in part, to the
Adviser’s stock selection process. Based on the foregoing and other relevant considerations, the Board concluded that the Fund’s shareholders could benefit from the Adviser’s management under the Advisory
Agreement.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the actual advisory fee rate and actual total expenses of the Fund as compared to its Broadridge peer group. The Board observed that the Fund’s actual advisory fee rate and actual total expense ratio were each lower than the median of its Broadridge peers. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that it does not account for its relationship with the Fund as a separate profit center, though administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, the Board concluded that the Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to

Payson Total Return Fund
Additional Information
September 30, 2020
14
increase. Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in renewing the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the
Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1,
2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity

Payson Total Return Fund
Additional Information
September 30, 2020
15
classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Payson Total Return Fund
Additional Information
September 30, 2020
16
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2020
Ending
Account Value
September 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,339.52 $ 4.99 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.81 $ 4.31 0.85%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-SAR-0920

Merk Hard Currency Fund
®
Investor Shares (MERKX)
Institutional Shares (MHCIX)
Semi Annual Report
(Unaudited)
September 30, 2020
Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (866) 637-5386 and merkfunds.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at
(866) 637-5386 and merkfunds.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to the Merk Hard Currency Fund.

2
See Notes to Financial Statements.
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020
Principal Security Description Currency Rate Maturity Value in USD
Foreign Bonds - 63.4%
(a)
Non-U.S. Government - Australia - 4.8%
$ 4,000,000 Australia Government Bond AUD 1.750% 11/21/20 $ 2,871,739
Non-U.S. Government - New Zealand - 1.7%
1,500,000 New Zealand Government Bond NZD 6.000 05/15/21 1,028,052
Non-U.S. Government - Sweden - 4.8%
25,000,000 Sweden Government Bond SEK 5.000 12/01/20 2,815,618
Non-U.S. Government Agency - Germany - 5.6%
31,000,000 KFW NOK 1.250 01/19/21 3,333,643
Non-U.S. Government Agency - Sweden - 12.1%
63,500,000 Kommuninvest I Sverige AB, MTN SEK 2.500 12/01/20 7,121,335
Regional Agencies - Australia – 4.1%
3,200,000 Western Australian Treasury Corp. AUD 7.000 07/15/21 2,415,433
Regional Authority - Australia – 4.3%
3,500,000 New South Wales Treasury Corp. AUD 4.000 04/08/21 2,556,969
Regional Authority - Canada - 16.5%
3,000,000 Province of Alberta Canada CAD 1.350 09/01/21 2,276,557
3,500,000 Province of British Columbia Canada CAD 3.700 12/18/20 2,648,256
3,000,000 Province of New Brunswick Canada CAD 3.350 12/03/21 2,334,482
3,000,000 Province of Saskatchewan Canada CAD 9.600 02/04/22 2,532,545
9,791,840
Regional Authority - Norway - 3.5%
19,000,000 City of Oslo Norway NOK 3.550 02/12/21 2,061,065
Supranational Bank - Luxembourg - 6.0%
3,000,000 European Financial Stability Facility, EMTN EUR 1.750 10/29/20 3,523,399
Total Foreign Bonds (Cost $36,172,338) 37,519,093
Foreign Treasury Securities - 12.9%
(a)
Non-U.S. Government - Canada - 6.4%
5,000,000 Canadian Treasury Bill
(b)
CAD 0.144 11/05/20 3,754,684
Non-U.S. Government - Norway - 6.5%
36,000,000 Norway Treasury Bill
(b)(c)
NOK 0.000 03/17/21 3,858,399
Total Foreign Treasury Securities (Cost $7,776,796) 7,613,083
U.S. Government & Agency Obligations - 10.1%
(a)
U.S. Treasury Securities - 10.1%
6,000,000 U.S. Treasury Bill
(d)
(Cost $5,999,630) USD 0.106  10/22/20 5,999,729
Shares Security Description Currency Value in USD
Exchange Traded Product - 5.1%
(a)
162,800 VanEck Merk Gold Trust ETF
(e)(f)
(Cost $1,875,970) USD 2,993,892
Shares Security Description Currency Rate Value in USD
Money Market Fund - 4.1%
2,447,432
Morgan Stanley Institutional Liquidity Funds Treasury
Securities Portfolio, Institutional Class
(g)
(Cost $2,447,432) USD 0.010 2,447,432
Investments, at value - 95.6% (Cost $54,272,166) $ 56,573,229
Foreign Currencies – 3.4% (Cost $1,866,434) 1,989,132
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0% 16,315
Other Assets & Liabilities, Net – 1.0% 572,315
NET ASSETS – 100.0%
$ 59,150,991
EMTN European Medium Term Note
ETF Exchange Traded Fund
MTN Medium Term Note
(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b) Rate presented is yield to maturity.

3
See Notes to Financial Statements.
Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:
As of September 30, 2020, the Merk Hard Currency Fund had the following forward currency contracts outstanding:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$3,858,399 or 6.5% of net assets.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Affiliate.
(f) Non-income producing security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Exchange Traded Product
VanEck Merk Gold
Trust ETF
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
9/30/2020
Realized
Gain Investment Income
Shares/
Principal
247,800
– (85,000) –
162,800
Cost $ 2,970,915 $ – $ (1,094,945) $ – $ 1,875,97 0 $ 296,177 $ –
Value 3,813,642 – – 275,19 5 2,993,892
Counterparty Contracts to Purchase/(Sell)
Settlement
Date Settlement Value
Net Unrealized
Appreciation
(Depreciation)
BNY Mellon Capital Markets, LLC (1,800,000) British Pound Sterling 10/07/20 $ (2,314,328) $ (8,389)
1,800,000 British Pound Sterling 10/14/20 2,314,402 8,404
RBC Capital Markets, LLC (735,000,000) Japanese Yen 10/07/20 (6,952,038) (17,653)
735,000,000 Japanese Yen 10/07/20 6,983,161 (13,470)
735,000,000 Japanese Yen 10/14/20 6,952,557 17,687
Societe Generale Securities 1,800,000 British Pound Sterling 10/07/20 2,292,981 29,736
$ 16,315
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Foreign Bonds $ – $ 37,519,093 $ – $ 37,519,093
Foreign Treasury Securities – 7,613,083 – 7,613,083
U.S. Government & Agency Obligations – 5,999,729 – 5,999,729
Exchange Traded Product 2,993,892 – – 2,993,892
Money Market Fund – 2,447,432 – 2,447,432
Investments, at value $ 2,993,892 $ 53,579,337 $ – $ 56,573,229
Other Financial Instruments
*
Forward Currency Contracts
– 55,827 – 55,827
Total Assets
$ 2,993,892 $ 53,635,164 $ – $ 56,629,056
Liabilities
Other Financial Instruments
*
Forward Currency Contracts
$ – $ (39,512) $ – $ (39,512)
Total Liabilities
$ – $ (39,512) $ – $ (39,512)
*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Foreign Bonds 63.4%
Foreign Treasury Securities 12.9%
U.S. Government & Agency Obligations 10.1%
Exchange Traded Product 5.1%
Money Market Fund 4.1%
Other Assets & Liabilities, Net 4.4%
100.0%

4
See Notes to Financial Statements.
ASSETS
Total Investments, at value (Cost $52,396,196, respectively) $ 53,579,337
Total Investments in affiliates, at value (Cost $1,875,970, respectively)
2,993,892
Total Investments, at value (Cost $54,272,166) 56,573,229
Foreign currency (Cost $1,866,434, respectively) 1,989,132
Receivables:
Fund shares sold 16,644
Investment securities sold 882,438
Dividends and interest 605,777
Unrealized gain on forward currency contracts 55,827
Total Assets
60,123,047
LIABILITIES
Unrealized loss on forward currency contracts 39,512
Payables:
Investment securities purchased 887,247
Fund shares redeemed 2
Accrued Liabilities:
Investment adviser fees 32,412
Distribution fees 10,409
Other expenses 2,474
Total Liabilities
972,056
NET ASSETS
$ 59,150,991
COMPONENTS OF NET ASSETS
Paid-in capital $ 68,127,802
Distributable earnings
(8,976,811)
NET ASSETS
$ 59,150,991
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,344,264
Institutional Shares 1,001,648
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $49,678,170, respectively)
$ 9.30
Institutional Shares (based on net assets of $9,472,821, respectively)
$ 9.46
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020

5
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 1,001
Interest income (Net of foreign withholding taxes of $20,682, respectively) 612,396
Net amortization expense
(521,701)
Total Investment Income
91,696
EXPENSES
Investment adviser fees 296,928
Non 12b-1 shareholder servicing fees:
Investor Shares 12,450
Institutional Shares 2,396
Distribution fees:
Investor Shares 62,253
Total Expenses 374,027
Fees waived
(7,604)
Net Expenses
366,423
NET INVESTMENT LOSS
(274,727)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
(1,234,894)
Investments in affiliated issuers
296,177
Foreign currency transactions
603,776
Net realized loss
(334,941)
Net change in unrealized appreciation on investments
5,332,787
Net change in unrealized appreciation on:
Investments in unaffiliated issuers
5,332,787
Investments in affiliated issuers
275,195
Foreign currency translations
113,483
Net change in unrealized appreciation (depreciation)
5,721,465
NET REALIZED AND UNREALIZED GAIN
5,386,524
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 5,111,797
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2020

6
See Notes to Financial Statements.
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
OPERATIONS
Net investment loss $ (274,727) $ (384,743)
Net realized loss (334,941) (1,891,103)
Net change in unrealized appreciation (depreciation)
5,721,465 (2,423,817)
Increase (Decrease) in Net Assets Resulting from Operations
5,111,797 (4,699,663)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 4,275,704 6,203,686
Institutional Shares 680,136 7,480,445
Redemption of shares:
Investor Shares
(8,615,808) (17,494,592)
Institutional Shares
(5,564,085) (9,264,220)
Decrease in Net Assets from Capital Share Transactions
(9,224,053) (13,074,681)
Decrease in Net Assets
(4,112,256) (17,774,344)
NET ASSETS
Beginning of Period
63,263,247 81,037,591
End of Period
$ 59,150,991 $ 63,263,247
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 475,932 695,440
Institutional Shares 76,722 815,447
Redemption of shares:
Investor Shares
(969,616) (1,952,757)
Institutional Shares
(640,753) (1,034,048)
Decrease in Shares
(1,057,715) (1,475,918)
STATEMENTS OF CHANGES IN NET ASSETS

7
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2020
For the Years Ended March 31,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 8.52 $ 9.10 $ 10.06 $ 9.27 $ 9.81 $ 9.49
INVESTMENT OPERATIONS
Net investment loss (a) (0.04) (0.05) (0.08) (0.12) (0.12) (0.10)
Net realized and unrealized gain (loss)
0.82 (0.53) (0.80) 1.00 (0.42) 0.42
Total from Investment Operations
0.78 (0.58) (0.88) 0.88 (0.54) 0.32
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– – (0.08) (0.09) – –
NET ASSET VALUE, End of Period
$ 9.30 $ 8.52 $ 9.10 $ 10.06 $ 9.27 $ 9.81
TOTAL RETURN
9.16%(b) (6.37)% (8.73)% 9.54% (5.50)% 3.37%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $49,678 $49,712 $64,575 $85,874 $92,355 $105,417
Ratios to Average Net Assets:
Net investment loss (0.97)%(c) (0.57)% (0.88)% (1.21)% (1.27)% (1.06)%
Net expenses 1.27%(c) 1.34% 1.35% 1.27% 1.24% 1.23%
Interest expenses –%(c) 0.06% 0.08% –% –% –%
Net expenses without interest expenses 1.27%(c) 1.28% 1.27% 1.27% 1.24% 1.23%
Gross expenses (d) 1.30%(c) 1.36% 1.38% 1.30% 1.30% 1.30%
PORTFOLIO TURNOVER RATE (e) 53%(b) 53% 65% 35% 81% 85%
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 8.6 6 $ 9.23 $ 10.18 $ 9.38 $ 9.90 $ 9.55
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.03) (0.06) (0.10) (0.10) (0.08)
Net realized and unrealized gain (loss)
0.84 (0.5 4 ) (0.80) 1.02 (0.42) 0.43
Total from Investment Operations
0.81 (0.5 7 ) (0.86) 0.92 (0.52) 0.35
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– – (0.09) (0.12) – –
NET ASSET VALUE, End of Period
$ 9.46 $ 8.6 6 $ 9.23 $ 10.18 $ 9.38 $ 9.90
TOTAL RETURN
9. 24%(b) (6. 1 8)% (f) (8.47)% 9.82% (5.25)% 3.66%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $9,473 $13,551 $16,462 $22,624 $17,821 $18,296
Ratios to Average Net Assets:
Net investment loss (0.71)%(c) (0.31)% (0.64)% (0.95)% (1.02)% (0.81)%
Net expenses 1.02%(c) 1.09% 1.10% 1.02% 0.99% 0.98%
Interest expenses –%(c) 0.06% 0.08% –% –% –%
Net expenses without interest expenses 1.02%(c) 1.03% 1.02% 1.02% 0.99% 0.98%
Gross expenses (d) 1.05%(c) 1.11% 1.13% 1.05% 1.05% 1.05%
PORTFOLIO TURNOVER RATE (e) 53%(b) 53% 65% 35% 81% 85%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.
(e) The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
Financial Highlights

8
8
Organization
The Merk Hard Currency Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar. The Fund’s Investor Shares and Institutional Shares commenced operations on May 10, 2005 and April 1, 2010, respectively.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

9
and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price.
A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
The values of each individual forward currency contract outstanding as of September 30, 2020, are disclosed in the Fund’s Schedule of
Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly.
Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not

10
be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Merk Investments LLC is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the
Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Under the terms of the Investment Advisory Agreement for the Fund, the Adviser is obligated to pay all expenses of the Fund except
Board-approved shareholder servicing fees, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses and expenses that the Fund is authorized to pay under Rule 12b-1.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the
Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Pursuant to the terms of the investment advisory agreement, the Trustees' fees attributable to the Fund are paid by the Adviser.
Fees Waived
During the fiscal period, the Fund invested in VanEck Merk Gold Trust ETF, an exchange traded product sponsored by the Adviser. As of
September 30, 2020 , the Fund owned approximately 0.74% of VanEck Merk Gold Trust ETF. The Adviser has agreed to waive fees in an amount equal to the fee it receives from VanEck Merk Gold Trust ETF based on the Fund’s investment in VanEck Merk Gold Trust ETF
(NYSE:OUNZ). For the period ended September 30, 2020 , the Adviser waived fees of $7,604 for the Fund.

11
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2020 , were as follows:
Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of activity for the period ended September 30, 2020 for any derivative type that was held during the period is as follows:
The Fund’s use of derivatives during the period ended September 30, 2020 , was limited to forward currency contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities for the Fund as of September 30, 2020 :
Realized and unrealized gains and losses on derivatives contracts during the period ended September 30, 2020, by the Fund are recorded in the following locations on the Statements of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments for the Fund at September 30,
2020 . These amounts may be collateralized by cash or financial instruments.
Federal Income Tax
As of September 30, 2020 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation was as follows:
Purchases Sales
$ 13,644,248 $ 18,048,154
Forward Currency Contracts $ 452,663,833
Location:
Currency
Contracts
Asset derivatives:
Unrealized gain on forward currency contracts $ 55,827
Liability derivatives:
Unrealized loss on forward currency contracts $ (39,512)
Location:
Currency
Contracts
Net realized loss on:
Foreign currency transactions $ 324,856
Net change in unrealized appreciation on:
Foreign currency translations $ (123,241)
Gross Asset (Liability) as
Presented in the Statements
of Assets and Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Assets:
Over-the-counter derivatives** $ 55,827 $ – $ – $ 55,827
Liabilities:
Over-the-counter derivatives** $ (39,512) $ 39,512 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.
Gross Unrealized Appreciation
$ 2,658,552
Gross Unrealized Depreciation
(357,489)
Net Unrealized Appreciation
$ 2,301,063

12
As of March 31, 2020 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to grantor trust adjustments, forward contracts and wash sales.
For tax purposes, the prior year deferred late year ordinary loss was $1,303,195 (realized during the period November 1, 2019 through
March 31, 2020 ). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2020 .
As of March 31, 2020 , the Funds had $522,124 short term capital loss carryforwards and $8,832,364 available in long term capital loss carry forwards that have no expiration date.
Underlying Investments in Other Pooled Investment Vehicles
The Fund currently invests a portion of its assets in the VanEck Merk Gold Trust ETF. The Fund may eliminate its investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders.
The performance of the Fund may be directly affected by the performance of the VanEck Merk Gold Trust ETF. The financial statements of the VanEck Merk Gold Trust ETF, including the schedule of investments, can be found at the Merk Funds website www.merkfunds.
com , or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020 the percentage of the Fund’s net assets invested in the VanEck Merk Gold Trust ETF was 5.1% .
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Capital and
Other Losses
Unrealized
Depreciation Total
$ (10,657,683) $ (3,430,925) $ (14,088,608)

13
13
Investment Advisory Agreement Approval
At the June 23, 2020 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the
Adviser, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the
Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the
Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the
Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund’s investments, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the necessary staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index and to a peer group of funds identified by Broadridge Financial Solutions, Inc.
(“Broadridge”) as having characteristics similar to the Fund.
The Board observed that the Fund underperformed its primary benchmark index, the JPMorgan 3-Month Global Cash Index, for the one-, three-, five-, and 10-year periods ended March 31, 2020, and outperformed the benchmark for the period since the Fund’s inception on
May 10, 2005. The Board noted the Adviser’s representation that the Fund’s underperformance relative to its primary benchmark index during the noted periods could be attributed, at least in part, to the Fund’s currency exposures compared to the benchmark. The Board also considered the Fund’s performance relative to its Broadridge peer group. In this regard, the Board noted the Adviser’s representation that there are important differences between the investment strategies of the funds in the Broadridge peer group and the Fund, including that the Fund focuses on currencies of the G-10 and Singapore, whereas certain Broadridge peers focus more on Brazil and emerging market currencies. With that caveat, the Board noted that the Fund outperformed the median of its Broadridge peers for the one-, and three-year periods ended March 31, 2020 and underperformed the median of its Broadridge peers for the five-year period ended March
31, 2020. However, the Board noted the Adviser’s representation that the Fund is well-positioned to generate positive performance in an environment with rising interest rates or a decline in the value of the U.S. Dollar. The Board also noted the Adviser’s representation that current market factors, including a period of quantitative easing employed by the U.S. Federal Reserve, were indicative of a potential decline in the U.S. Dollar, which should benefit the Fund.
ADDITIONAL INFORMATION
September 30, 2020

14
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios the Fund’s Broadridge peer group. The Board observed that the Adviser’s actual advisory fee rate and actual total expense ratios were each higher than the median of the Broadridge peers. The Board noted, however, that the Fund operates pursuant to unified advisory fee agreement. Under this agreement, the Adviser pays substantially all service provider fees in connection with the management and operation of the Fund (with certain exceptions) from the single, all-inclusive management fee. The Board noted the Adviser’s representation that the Broadridge peer funds did not employ unified fee structures and therefore a direct advisory fee comparison is not possible. Based on the foregoing and other relevant considerations, however, the Board concluded that the Adviser’s advisory fee rate charged to the Fund, given the unified nature of the fee, was within the range of reasonable fees.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund and noted the Adviser’s representation that, it does not allocate its expenses to specific products. The Board noted the Adviser’s representation, however, that administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, including the Adviser’s discussion of the aggregate costs and profitability of the Adviser’s mutual fund activities, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the Adviser’s unitary fee structure. The Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale in the future as assets grow, but the Adviser was not proposing breakpoints or changes in fees at this time in light of the Fund’s low level of assets under management. Based on the foregoing information and other applicable considerations, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in renewing the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, as a result of the Adviser’s management of the Fund, it may benefit from increased public exposure, possibly leading to increased business that is unrelated to the Fund. Based on the foregoing representations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”)
under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.

15
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through
June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the liquidity risk management program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 637-5386 and on the U.S. Securities and Exchange Commission’s
(the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 637-5386 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2020 through September 30, 2020.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%
per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

16
Beginning
Account Value
April 1, 2020
Ending
Account Value
September 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,091.55 $ 6.66 1.27%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018. 70 $ 6.4 3 1.27%
Institutional Shares
Actual $ 1,000.00 $ 1,09 2.40 $ 5.3 5 1.02%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.9 5 $ 5.1 6 1.02%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Merk Hard Currency Fund
®
P.O. BOX 588
PORTLAND, ME 04112
208-SAR-0920
INVESTMENT ADVISER
Merk Investments LLC
555 Bryant Street #455
Palo Alto, CA 94301
www.merkfunds.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Beck, Mack & Oliver LLC
Semi-Annual Report
September 30, 2020
(Unaudited)
Beck, Mack & Oliver Partners Fund

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2020
1
Dear Fellow Shareholder:
The Beck, Mack & Oliver Partners Fund (the “Partners Fund”) returned +24.49% net of fees and expenses for the six-
month semi-annual period ended September 30, 2020 (the “Semi-Annual Period”), resulting in a net asset value of $11.54.
By comparison, during the Semi-Annual Period, the S&P 500 Index, which is the Partners Fund’s principal benchmark, returned +31.31%.
Performance Update
After an extremely tumultuous end to the most recent fiscal year, the Partners Fund’s performance rebounded during the
Semi-Annual Period, though it lagged the S&P 500 Index, which we believe is related to a pronounced divergence between the performance of “value” and “growth.” During the Semi-Annual Period, the S&P 500 Growth Index generated a total return of +41.07%, while the S&P 500 Value Index generated a total return of +18.57%. While value and growth periodically tend to go in and out of favor relative to one other, the recent divergence between the two has been unusually large.
We believe that a number of factors have contributed to the recent relative performance between value and growth. The onset of the COVID-19 pandemic and the corresponding “shutdowns” catalyzed a shift in the market away from more cyclically sensitive businesses and towards those businesses, many of them technology-oriented, that could continue to grow in the new shutdown environment. To counter the macroeconomic impact of the pandemic, the Federal Reserve substantially reduced interest rates and expanded the size of its balance sheet to unprecedented levels. Within the equity market, much of this newly created liquidity has been channeled into the largest and most liquid securities. In addition, in present value terms, lower interest rates have the greatest positive impact on “long-duration” securities—i.e., those whose expected future cash flows are weighted further into the future. Finally, there has been a noticeable increase in retail trading activity, with much of that activity concentrated in securities that were already benefitting from the aforementioned factors.
Without hazarding a prediction as to when the dynamic between growth and value might reverse, we would simply reiterate the historical observation that value and growth have tended to undergo respective periods of relative outperformance and underperformance. For instance, during 1998-1999 the S&P 500 Value Index underperformed the S&P 500 Growth Index by 52.99%, but during 2000-2006 the S&P 500 Value Index outperformed the S&P 500 Growth Index by 64.37%.
Our focus remains on identifying and owning high-quality businesses that are trading at discounts to their intrinsic value.
Our interests remain aligned with yours, as every senior investment professional at Beck, Mack & Oliver LLC personally owns shares of the Partners Fund.
(Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786.)

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2020
2
Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Semi-Annual Period.
1
Largest Positive Contributors
As discussed in prior shareholder letters, we initiated a position in Advanced Drainage Systems (“ADS”) towards the end of the fiscal year ended March 31, 2019. Our investment thesis was predicated on ADS’s large market share in corrugated plastic pipe for storm water drainage, the ongoing shift from concrete to plastic pipe, opportunities for margin expansion and consolidation, and a strong management team and board of directors. Our thesis has played out nicely to date and we think that ADS can be a long-term compounder.
Apollo Global Management (“Apollo”) and Microsoft were among the Partners Fund’s largest positive contributors during the most recent fiscal year and in fact Microsoft has been among the largest positive contributors in each of the last three consecutive fiscal years. We believe that each company continues to benefit from long-term tailwinds: Apollo is a best-in-
class alternative asset manager and Microsoft is a premier enterprise software company with a leading cloud computing business.
Largest Negative Contributors
Armstrong World Industries (“Armstrong”), which makes ceilings systems and acoustical solutions for commercial buildings, has been adversely affected by the disruption within commercial real estate as a result of the COVID-19 pandemic. Offices, retail stores, and schools are among Armstrong’s largest end-markets and these property types have come under tremendous pressure, with people working from home and with many businesses and schools either closed or not operating at normal capacity. Our view is that these headwinds will prove to be temporary and that Armstrong’s solid financial condition provides a margin of safety as the company navigates the challenging environment.
1
Total return refers to the security’s total return during the Semi-Annual Period. Contribution refers to the total return of the Partners Fund’s ownership within the Semi-Annual Period multiplied by the percentage of the Partners Fund’s net assets that the security represents.
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
Advanced Drainage Systems +2.69% +112.87% Armstrong World Industries -0.55% -12.88%
Apollo Global Management +2.65% +36.32% Grifols -0.25% -13.85%
Microsoft +2.36% +34.06% Enstar Group +0.10% +1.54%

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2020
3
Grifols is one of the leading global providers of plasma-derived therapeutics and related products. The company operates a network of centers where blood plasma is collected from donors and then fractionated into component proteins. Due to the pandemic, many centers were temporarily closed and donors were otherwise less likely to visit those that remained opened, which resulted in lower overall collection volumes for the company. Collection volumes have begun to recover and we expect volumes to grow meaningfully in 2021 as compared to 2020. As such, we anticipate that the negative impact of lower volumes on Grifols’s financial performance will be short-lived.
Enstar Group’s (“Enstar”) core business is the acquisition and management of insurance liabilities that are in run-off.
Enstar’s stock tends not to trade in large volumes, is generally not covered by sell-side analysts, and therefore can deviate idiosyncratically from the broader equity market for periods of time. During the Semi-Annual Period, the decline in interest rates likely put pressure on the share price, but Enstar generated impressive growth in book value per share, which we regard as a useful proxy for the company’s intrinsic value. In our opinioin, Enstar represents a compelling risk/reward at its current valuation
New & Exited Positions
The table below indicates the two new positions that were initiated and the one position that was exited during the Semi-
Annual Period.
Hilton Worldwide Holdings (“Hilton”) and Mastercard had both long been businesses that we admired and would have loved to own at the right price. Amid the broad-based selling in the market that occurred following the COVID-19 outbreak, we believe that we finally got an opportunity to initiate investments in these two high-quality companies at attractive valuations.
Hilton is a large, global hotel franchisor whereby it earns a percentage of its franchisees’ revenues in exchange for access to the company’s brands, loyalty program, and technology systems. The company has an asset-light business model with high returns on capital and a history of accretive capital allocation. A substantial portion of hotels around the world currently in development are affiliated with Hilton, which provides a long runway for future growth. The company has a superb management team led by CEO Christopher Nassetta and a board led by Chairman Jonathan Gray, who was previously the head of real estate and is currently the President and Chief Operating Officer of The Blackstone Group. The COVID-19
pandemic has of course had a profound impact on travel and the hotel industry. We believe that travel will eventually return to normal as the pandemic subsides. In the meantime, Hilton has a solid balance sheet to see it through the current environment, and the company could emerge in an even stronger competitive position as weaker hotel brands exit the market or shrink their footprint.
Mastercard operates a global payment system and, like Hilton, generates consistently high returns on capital. The company is benefitting from multiple favorable secular trends, including an ongoing shift in payment type from cash to credit and debit. Ajay Banga has been CEO since 2010 and will be transitioning to an Executive Chairman role at the beginning of

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2020
4
2021. Michael Miebach, who has been with the company for approximately 10 years, will succeed Banga as CEO at that time. In our opinion, Banga and Miebach are both outstanding managers and we anticipate a great deal of continuity around the management transition. The pandemic has had the greatest impact on the company’s cross-border volumes, but we expect those volumes to recover as travel activity eventually normalizes.
The exited AgroFresh Solutions position refers to warrants that expired on July 31, 2020.
Other Portfolio Observations
As of the end of the Semi-Annual Period, the Partners Fund held 26 equity positions, with the 10 largest positions representing
57.5% of net assets. This compares to 25 equity positions, with the 10 largest positions representing 62.2% of net assets, as of March 31, 2020.
As of the end of the Semi-Annual Period, the largest sector exposures were financials (30.9% of net assets), healthcare
(17.4%), and communication services (16.3%), and cash represented approximately 1% of net assets.
As of the end of the Semi-Annual Period, the Partners Fund had an estimated net capital loss of approximately $15.0 million, or approximately $5.31 per share.
Outlook & Conclusion
There are several features of the current market environment that give us pause. First, the broader market has undergone a dramatic rebound since March despite an economy that, while recovering, continues to operate significantly below trend.
And much of the market’s strength has been concentrated in the largest and most liquid securities within the technology sector. Second, we are witnessing increasing examples of exuberance, complacency, and moral hazard. For instance, a large number of oversubscribed initial public offerings, in many cases of unprofitable companies; a record number of newly formed special purpose acquisition companies; a significant rise in options trading activity by retail investors; insider selling; the perception of a “Fed put;” the consensus expectation that inflation will stay low for many years despite record budget deficits and a major shift within the Federal Reserve’s inflation-targeting framework; and a growing disregard for valuation (including newfangled valuation metrics). Finally, there are risks on the horizon that could have an impact on business and economic fundamentals and/or investor sentiment, the most prominent of which include the upcoming U.S.
elections and the future course of the COVID-19 pandemic.
Nevertheless, with respect to the Partner’s Fund portfolio, we continue to have a great deal of conviction that we own high-
quality businesses that are in strong financial condition and backed by capable management teams. Some are more cyclically sensitive than others and some are cheaper than others, but we believe that in each case the risk/reward is asymmetric and that the portfolio as a whole represents compelling value.

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2020
5
Thank you for your continued support.
Yours sincerely,
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 Index for the periods ended September 30, 2020, were as follows:
(Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.80%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2021; otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.)
*Excludes performance prior to the Partners Fund’s reorganization from a limited partnership.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include: equity and convertible securities risk, foreign investments risk, management risk, fixed-income securities risk, non-
investment grade securities risk, liquidity risk, “high yield securities” or “junk bonds” risk, business development company risk and non-diversification risk. The Partners Fund may invest in small and mid-sized capitalization companies meaning
Robert C. Beck Richard C. Fitzgerald
Annualized Returns
Returns as of 09/30/19
Semi-Annual
Period One Year Three Years Five Years Ten Years
Since
12/01/2009
Reorg*
Beck Mack & Oliver Partners Fund +24.49% -1.37% +1.45% +5.85% +6.14% +6.36%
S&P 500 Index +31.31% +15.15% +12.28% +14.15% +13.74% +13.10%

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2020
6
that these companies carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P 500 Growth Index is a subset of the S&P 500 Index that measures growth stocks using three factors: sales growth the ratio of earnings change to price and momentum. The S&P 500 Value Index is a subset of the S&P 500 Index that measure value stocks using three factors: the ratios of book value, earnings and sales to price. The total return of the S&P 500 Index, S&P 500 Growth Index, S&P 500 Value Index and of the Partners Fund
includes the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index, S&P 500 Growth Index and S&P 500 Value Index do not include expenses. The Partners Fund is professionally managed while the S&P 500 Index, S&P 500 Growth Index, S&P 500 Value
Index are unmanaged and are not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund managers as of September 30, 2020, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Partners
Fund and do not constitute investment advice.
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009 is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009 is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first fiscal year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of
1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Beck, Mack & Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS
September 30, 2020
7
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck,
Mack & Oliver Partners Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck, Mack & Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.80%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through at least July 31, 2021
(the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 943-6786.
Average Annual Total Returns
Periods Ended September 30, 2020 One Year Five Year Ten Year
Beck, Mack & Oliver Partners Fund -1.37% 5.85% 6.14%
S&P 500® Index 15.15% 14.15% 13.74%

Beck, Mack & Oliver Partners Fund
PORTFOLIO PROFILE
September 30, 2020
8
PORTFOLIO HOLDINGS
% of Total Investments

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2020
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.8%
Communication Services - 16.3%
1,500 Alphabet, Inc., Class C
(a)
$ 2,204,400
176,000 CenturyLink, Inc. 1,775,840
68,000 Discovery, Inc., Class C
(a)
1,332,800
5,313,040
Consumer Discretionary - 1.6%
6,000 Hilton Worldwide Holdings, Inc. 511,920
Energy - 5.7%
70,000 Enterprise Products Partners LP 1,105,300
90,000 Matador Resources Co.
(a)
743,400
1,848,700
Financials - 30.9%
51,000 Apollo Global Management, Inc. 2,282,250
4,500 Credit Acceptance Corp.
(a)
1,523,880
11,500 Enstar Group, Ltd.
(a)
1,857,250
16,000 JPMorgan Chase & Co. 1,540,320
45,000 The Blackstone Group, Inc., Class A 2,349,000
15,000 The Charles Schwab Corp. 543,450
10,096,150
Health Care - 17.4%
6,000 Abbott Laboratories 652,980
28,000 Grifols SA, ADR 485,800
9,000 Laboratory Corp. of America
Holdings
(a)
1,694,430
65,000 RadNet, Inc.
(a)
997,750
130,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,171,300
3,500 Waters Corp.
(a)
684,880
5,687,140
Industrials - 13.6%
21,000 Advanced Drainage Systems, Inc. 1,311,240
17,000 Armstrong World Industries, Inc. 1,169,770
18,000 Ashtead Group PLC 643,320
21,000 Westinghouse Air Brake Technologies
Corp. 1,299,480
4,423,810
Information Technology - 10.5%
215,000 BlackBerry, Ltd.
(a)
986,850
700 Mastercard, Inc., Class A 236,719
10,500 Microsoft Corp. 2,208,465
3,432,034
Materials - 2.8%
1,300 The Sherwin-Williams Co. 905,762
Total Common Stock (Cost $26,853,371) 32,218,556
Investments, at value - 98.8% (Cost $26,853,371) $ 32,218,556
Other Assets & Liabilities, Net - 1.2% 387,052
Net Assets - 100.0% $ 32,605,608
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 32,218,556
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 32,218,556

Beck, Mack & Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020
10
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $26,853,371) $ 32,218,556
Cash 339,170
Receivables:
Investment securities sold 62,566
Dividends and interest 1,257
Prepaid expenses 12,636
Total Assets
32,634,185
LIABILITIES
Accrued Liabilities:
Investment adviser fees 3,383
Fund services fees 12,711
Other expenses 12,483
Total Liabilities
28,577
NET ASSETS
$ 32,605,608
COMPONENTS OF NET ASSETS
Paid-in capital $ 41,512,829
Distributable earnings (8,907,221)
NET ASSETS
$ 32,605,608
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,825,273
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 11.54

Beck, Mack & Oliver Partners Fund
STATEMENT OF OPERATIONS
For The Six Months Ended September 30, 2020
11
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $481) $ 329,793
Interest income 175
Total Investment Income
329,968
EXPENSES
Investment adviser fees 164,865
Fund services fees 87,856
Custodian fees 4,897
Registration fees 10,286
Professional fees 19,621
Trustees' fees and expenses 2,057
Other expenses 24,372
Total Expenses 313,954
Fees waived
(149,089)
Net Expenses
164,865
NET INVESTMENT INCOME
165,103
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
1,133,945
Foreign currency transactions
(132)
Net realized gain
1,133,813
Net change in unrealized appreciation (depreciation) on investments
5,399,661
NET REALIZED AND UNREALIZED GAIN
6,533,474
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 6,698,577

Beck, Mack & Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements.
For the Six
Months
Ended
September 30,
2020
For the Year
Ended
March 31, 2020
OPERATIONS
Net investment income $ 165,103 $ 375,942
Net realized gain 1,133,813 973,106
Net change in unrealized appreciation (depreciation) 5,399,661 (6,886,696)
Increase (Decrease) in Net Assets Resulting from Operations
6,698,577 (5,537,648)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (169,312)
CAPITAL SHARE TRANSACTIONS
Sale of shares 453,631 2,047,266
Reinvestment of distributions – 155,007
Redemption of shares
(1,708,377) (6,094,701)
Redemption fees
446 1,211
Decrease in Net Assets from Capital Share Transactions
(1,254,300) (3,891,217)
Increase (Decrease) in Net Assets
5,444,277 (9,598,177)
NET ASSETS
Beginning of Period
27,161,331 36,759,508
End of Period
$ 32,605,608 $ 27,161,331
SHARE TRANSACTIONS
Sale of shares 39,531 161,470
Reinvestment of distributions – 11,869
Redemption of shares
(144,352) (514,573)
Decrease in Shares
(104,821) (341,234)

Beck, Mack & Oliver Partners Fund
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2020
For the Years Ended March 31,
2020 2019 2018 2017 2016
NET ASSET VALUE,
Beginning of Period
$ 9.27 $ 11.24 $ 11.56 $ 10.26 $ 8.98 $ 12.42
INVESTMENT
OPERATIONS
Net investment income (a) 0.06 0.12 0.14 0.13 0.08 0.10
Net realized and unrealized
gain (loss)
2.21 (2.03) (0.46) 1.18 1.30 (1.57)
Total from Investment
Operations
2.27 (1.91) (0.32) 1.31 1.38 (1.47)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.06) – (0.01) (0.10) (0.07)
Net realized gain
– – – – – (1.90)
Total Distributions to
Shareholders
– (0.06) – (0.01) (0.10) (1.97)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End
of Period
$ 11.54 $ 9.27 $ 11.24 $ 11.56 $ 10.26 $ 8.98
TOTAL RETURN
24.49%(c) (17.17)% (2.77)% 12.77% 15.45% (12.05)%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of Period
(000s omitted) $ 32,606 $ 27,161 $ 36,760 $ 38,368 $ 37,769 $ 34,587
Ratios to Average Net Assets:
Net investment income 1.00%(d) 1.01% 1.19% 1.17% 0.80% 0.87%
Net expenses 1.00%(d) 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (e) 1.90%(d) 1.80% 1.74% 1.76% 1.81% 1.44%
PORTFOLIO TURNOVER
RATE 3%(c) 10% 17% 19% 26% 50%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
14
Organization
The Beck, Mack & Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
15
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2020, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
16
and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2020, the
Fund had $89,170 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – Beck, Mack & Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
17
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2021. During the period ended September 30, 2020, fees waived were $149,089.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2020 were $1,071,151 and $2,474,554 respectively.
Federal Income Tax
As of September 30, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 20 20 , distributable earnings (accumulated loss) on a tax basis were as follows:
Gross Unrealized Appreciation $ 10,673,980
Gross Unrealized Depreciation (5,308,795)
Net Unrealized Appreciation $ 5,365,185
Undistributed Ordinary Income
$ 226,055
Capital and Other Losses
(16,186,633)
Net Unrealized Appreciation
354,780
Total
$ (15,605,798)

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
18
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to equity return of capital, partnerships and wash sales.
As of March 31, 2020, the Fund has $4,971,994 of available short-term capital loss carryforwards and $1 1 , 214 , 639 of available long-term capital loss carryforwards that have no expiration date.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2020
19
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the liquidity risk management program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2020
20
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
April 1, 2020 through September 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2020
Ending
Account Value
September 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,244.88 $ 5.63 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Investment Adviser
Beck, Mack & Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Beck, Mack & Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-SAR-0920

Semi-Annual Report
September 30, 2020
(Unaudited)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any ac-
tion. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at (888) 992-2765 or absolute.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 992-2765 or absolute.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Absolute Funds.

Absolute Strategies Fund, Absolute Funds, and Absolute Investment Advisers are registered service marks. Other marks referred to herein are the trademarks, service marks or registered trademarks of their respective owners.

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY
September 30, 2020
4
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for call options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for call options written represent 11.5%  of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
21.3%
Asset Backed Obligations
0.3%
Investment Companies
43.3%
Money Market Fund
23.1%
Purchased Options
1.1%
Written Options
(0.2)%
Other Assets & Liabilities, Net * 11.1%
100.0%

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2020
5
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 21.3%
Communication Services - 0.5%
9,500 Comcast Corp., Class A $ 439,470
Consumer Discretionary - 2.7%
600 Graham Holdings Co., Class B 242,466
16,000 HD Supply Holdings, Inc.
(a)
659,840
5,000 Starbucks Corp. 429,600
6,250 The TJX Cos., Inc. 347,812
9,250 Unilever PLC, ADR 570,540
2,250,258
Consumer Staples - 1.4%
3,470 Diageo PLC, ADR 477,680
9,500 Ingredion, Inc. 718,960
1,196,640
Energy - 1.0%
29,500 Enbridge, Inc. 861,400
Financials - 5.0%
975 Alleghany Corp. 507,439
9,350 Berkshire Hathaway, Inc., Class B
(a)
1,990,989
1,900 Jones Lang LaSalle, Inc. 181,754
25,000 Loews Corp. 868,750
6,000 The Travelers Cos., Inc. 649,140
4,198,072
Health Care - 1.9%
5,000 Medtronic PLC 519,600
21,500 Pfizer, Inc. 789,050
900 UnitedHealth Group, Inc. 280,593
1,589,243
Industrials - 0.3%
3,000 Expeditors International of Washington, Inc. 271,560
Information Technology - 1.9%
11,000 Cerner Corp. 795,190
10,000 Cisco Systems, Inc. 393,900
3,500 Guidewire Software, Inc.
(a)
364,945
1,554,035
Materials - 5.3%
14,810 Agnico Eagle Mines, Ltd. 1,179,024
37,000 Barrick Gold Corp. 1,040,070
26,833 Corteva, Inc. 773,059
20,833 DuPont de Nemours, Inc. 1,155,815
9,000 Pan American Silver Corp. 289,350
4,437,318
Real Estate - 0.8%
23,500 Equity Commonwealth REIT 625,805
Utilities - 0.5%
5,500 Dominion Energy, Inc. 434,115
Total Common Stock (Cost $15,441,626) 17,857,916
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.3%
$ 35,424 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
3.69% 03/25/36 30,506
21,211 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
3.65  03/25/36 18,767
13,426 Banc of America Funding Corp., Series 2006-E 2A1
(b)
3.44  06/20/36 12,618
18,171 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.09  07/20/47 17,417
44,676 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 44,782
16,932 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 16,895
16,954 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 16,480
21,387 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
3.34  09/25/47 19,303
37,265 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.30  09/25/36 30,140
12,583 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
3.69  04/25/37 11,434
20,183 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
3.91  04/25/47 13,472
Total Asset Backed Obligations (Cost $158,828) 231,814

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2020
6
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Investment Companies - 43.3%
1,203,539 Absolute Capital Opportunities Fund
(c)
$ 15,044,238
1,902,956 Absolute Convertible Arbitrage Fund
(c)
21,275,052
Total Investment Companies (Cost $31,513,731) 36,319,290
Shares Security Description Value
Money Market Fund - 23.1%
19,404,192 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.04%
(d)
(Cost $19,404,192) 19,404,192
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.1%
Call Options Purchased - 0.9%
750 Alerian MLP ETF $ 8.00 01/21 $ 600,000 750
250 Invesco QQQ Trust ETF 280.00 10/20 7,000,000 128,625
1,000 Invesco QQQ Trust ETF 240.00 11/20 24,000,000 399,000
500 SPDR S&P 500 ETF Trust 340.00 10/20 17,000,000 174,500
1,500 SPDR S&P 500 ETF Trust 400.00 11/20 60,000,000 30,000
Total Call Options Purchased (Premiums Paid $708,000) 732,875
Put Options Purchased - 0.2%
2,000 SPDR S&P 500 ETF Trust 300.00 10/20 60,000,000 2,000
1,000 SPDR S&P 500 ETF Trust 290.00 11/20 29,000,000 161,000
Total Put Options Purchased (Premiums Paid $478,857) 163,000
Total Purchased Options (Premiums Paid $1,186,857) 895,875
Investments, at value - 89.1% (Cost $67,705,234) $ 74,709,087
Total Written Options - (0.2)% (Premiums Received $(211,451)) (140,000)
Other Assets & Liabilities, Net - 11.1% 9,254,955
Net Assets - 100.0% $ 83,824,042

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
September 30, 2020
7
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.2)%
Call Options Written - (0.2)%
(250) Invesco QQQ Trust ETF $ 290.00 10/20 $ 6,946,000 $ (41,000)
(1,000) Invesco QQQ Trust ETF 220.00 11/20 22,000,000 (99,000)
Total Call Options Written (Premiums Received $(211,451)) (140,000)
Total Written Options - (0.2)% (Premiums Received $(211,451)) $ (140,000)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL OPTIONS WRITTEN
September 30, 2020
8
Absolute Funds
See Notes to Financial Statements.
At September 30, 2020 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At September 30, 2020, the value of investments in affiliated companies was $36,319,290 representing 43.33% of net assets, and the total cost was $31,513,731. Net realized gain was $116,489 and investment income was $24,658.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30,
2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange Traded Fund
MLP Master Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2020.
(c) Affiliated Company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(200) S&P 500 E-mini Future 12/18/20 $ (33,405,912) $ (33,520,000) $ (114,088)
(40) U.S. 10-Year Note Future 12/21/20 (5,559,324) (5,581,250) (21,926)
(10) U.S. 5-Year Note Future 12/31/20 (1,259,051) (1,260,313) (1,262)
$ (40,224,287) $ (40,361,563) $ (137,276)
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
9/30/2020
Realized
Gain
Investment
Income
Shares 1,285,087 486 (82,034) – 1,203,539
Cost $ 12,961,989 $ 5,931 $ (883,511) $ – $ 12,084,409 $ 116,489 $ 5,931
Value 15,292,540 – – 629,278 15,044,238
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
9/30/2020
Realized
Gain
Investment
Income
Shares 1,901,218 1,738 – – 1,902,956
Cost $ 19,410,595 $ 18,727 $ – $ – $ 19,429,322 $ – $ 18,727
Value 19,620,564 – – 1,635,761 21,275,052
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 439,470 $ – $ – $ 439,470
Consumer Discretionary 2,250,258 – – 2,250,258
Consumer Staples 1,196,640 – – 1,196,640
Energy 861,400 – – 861,400
Financials 4,198,072 – – 4,198,072
Health Care 1,589,243 – – 1,589,243
Industrials 271,560 – – 271,560
Information Technology 1,554,035 – – 1,554,035
Materials 4,437,318 – – 4,437,318
Real Estate 625,805 – – 625,805
Utilities 434,115 – – 434,115
Asset Backed Obligations – 231,814 – 231,814

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL OPTIONS WRITTEN
September 30, 2020
9
Absolute Funds
See Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
Level 1 Level 2 Level 3 Total
Investment Companies $ 36,319,290 $ – $ – $ 36,319,290
Money Market Fund – 19,404,192 – 19,404,192
Purchased Options 764,500 131,375 – 895,875
Investments at Value $ 54,941,706 $ 19,767,381 $ – $ 74,709,087
Total Assets $ 54,941,706 $ 19,767,381 $ – $ 74,709,087
Liabilities
Other Financial Instruments*
Written Options (99,000) (41,000) – (140,000)
Futures (137,276) – – (137,276)
Total Other Financial Instruments* $ (236,276) $ (41,000) $ – $ (277,276)
Total Liabilities $ (236,276) $ (41,000) $ – $ (277,276)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PORTFOLIO HOLDINGS SUMMARY
September 30, 2020
10
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for call and put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for call and put options written represent 5.6% of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
49.7%
Money Market Fund
44.3%
Purchased Options
4.6%
Written Options
(2.2)%
Other Assets & Liabilities, Net * 3.6%
100.0%

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2020
11
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 49.7%
Communication Services - 7.9%
644 Alphabet, Inc., Class A
(a)
$ 943,846
482 Alphabet, Inc., Class C
(a)
708,347
1,262 Charter Communications, Inc., Class A
(a)
787,917
8,051 Discovery, Inc., Class C
(a)
157,799
5,564 Facebook, Inc., Class A
(a)
1,457,212
2,230 Liberty Media Corp.-Liberty SiriusXM
(a)
73,969
6,838 Motorola Solutions, Inc. 1,072,267
25,260 ViacomCBS, Inc., Class B 707,533
5,908,890
Consumer Discretionary - 13.3%
354 Amazon.com, Inc.
(a)
1,114,650
361 Booking Holdings, Inc.
(a)
617,555
17,513 CarMax, Inc.
(a)(b)
1,609,620
6,640 Expedia Group, Inc. 608,822
25,365 General Motors Co.
(c)
750,550
41,399 Gildan Activewear, Inc. 814,318
10,990 Hasbro, Inc. 909,093
6,825 Lowe's Cos., Inc. 1,131,995
6,915 Mohawk Industries, Inc.
(a)(b)
674,835
149 NVR, Inc.
(a)
608,385
3,211 Spark Networks SE, ADR
(a)
15,702
6,980 Tapestry, Inc. 109,097
7,873 The Walt Disney Co. 976,882
9,941,504
Consumer Staples - 2.4%
15,040 Coty, Inc., Class A 40,608
23,291 Philip Morris International, Inc. 1,746,592
1,787,200
Energy - 0.0%
2,910 Schlumberger NV 45,280
Financials - 10.9%
6,990 American Express Co. 700,747
4,940 Aon PLC, Class A 1,019,122
5,577 Berkshire Hathaway, Inc., Class B
(a)
1,187,566
25,289 CBRE Group, Inc., Class A
(a)
1,187,824
4,379 Citigroup, Inc. 188,779
6,862 JPMorgan Chase & Co. 660,605
13,299 Northern Trust Corp. 1,036,923
20,016 The Blackstone Group, Inc., Class A 1,044,835
14,355 The Charles Schwab Corp. 520,082
3,276 Visa, Inc., Class A 655,102
8,201,585
Health Care - 1.4%
4,458 Becton Dickinson and Co. 1,037,287
Industrials - 5.7%
16,418 Jacobs Engineering Group, Inc. 1,523,098
3,455 Keysight Technologies, Inc.
(a)
341,285
1,550 Lockheed Martin Corp. 594,084
34,328 Quanta Services, Inc. 1,814,578
4,273,045
Information Technology - 8.1%
21,928 Apple, Inc. 2,539,482
2,890 Arista Networks, Inc.
(a)
598,028
4,980 Autodesk, Inc.
(a)
1,150,430
11,118 Covetrus, Inc.
(a)
271,279
10,308 GoDaddy, Inc., Class A
(a)
783,099
12,324 SS&C Technologies Holdings, Inc. 745,848
6,088,166
Total Common Stock (Cost $29,722,055) 37,282,957

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2020
12
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 44.3%
33,209,128 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.04%
(d)
(Cost $33,209,128) $ 33,209,128
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 4.6%
Call Options Purchased - 2.2%
47 AbbVie, Inc. $ 87.50 01/22 $ 411,250 41,595
16 Becton Dickinson and Co. 230.00 01/22 368,000 51,904
42 Bristol-Myers Squibb Co. 60.00 01/22 252,000 27,636
48 Bristol-Myers Squibb Co. 45.00 01/22 216,000 78,720
65 CVS Health Corp. 57.50 01/22 373,750 48,750
1,045 General Motors Co. 40.00 03/21 4,180,000 92,483
49 Intel Corp. 40.00 01/22 196,000 69,237
2,531 Invesco QQQ Trust ETF 285.00 10/20 72,133,500 2,531
1,117 Invesco QQQ Trust ETF 295.00 10/20 32,951,500 100,530
30 JPMorgan Chase & Co. 90.00 01/22 270,000 49,800
72 Occidental Petroleum Corp. 30.00 01/22 216,000 4,284
51 Omnicom Group, Inc. 50.00 01/21 255,000 17,850
36 Phillips 66 55.00 01/22 198,000 28,440
321 SPDR S&P 500 ETF Trust 341.00 10/20 10,946,100 321
3,164 SPDR S&P 500 ETF Trust 352.00 10/20 111,372,800 3,164
3,164 SPDR S&P 500 ETF Trust 345.00 10/20 109,158,000 3,164
2,792 SPDR S&P 500 ETF Trust 355.00 10/20 99,116,000 134,016
2,792 SPDR S&P 500 ETF Trust 345.00 10/20 96,324,000 522,104
26 The Allstate Corp. 80.00 01/22 208,000 52,000
31 The PNC Financial Services Group, Inc. 100.00 01/22 310,000 62,000
31 United Parcel Service, Inc. 95.00 01/22 294,500 226,377
69 Walgreens Boots Alliance, Inc. 37.50 01/22 258,750 32,430
Total Call Options Purchased (Premiums Paid $2,790,744) 1,649,336
Put Options Purchased - 2.4%
277 iShares 20+ Year Treasury Bond ETF 137.00 01/21 9,276,453 20,637
1,582 iShares Russell 2000 ETF 145.00 10/20 23,696,778 3,164
1,396 iShares Russell 2000 ETF 138.00 10/20 19,264,800 131,224
3,164 SPDR S&P 500 ETF Trust 320.00 10/20 51,655,464 3,164
2,792 SPDR S&P 500 ETF Trust 330.00 10/20 92,136,000 1,432,296
1,675 SPDR S&P 500 ETF Trust 310.00 10/20 51,925,000 212,725
Total Put Options Purchased (Premiums Paid $2,162,975) 1,803,210
Total Purchased Options (Premiums Paid $4,953,719) 3,452,546
Investments, at value - 98.6% (Cost $67,884,902) $ 73,944,631
Total Written Options - (2.2)% (Premiums Received $(2,173,192)) (1,648,029)
Other Assets & Liabilities, Net - 3.6% 2,673,914
Net Assets - 100.0% $ 74,970,516

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
September 30, 2020
13
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.2)%
Call Options Written - (2.2)%
(9) CarMax, Inc. $ 105.00 01/21 $ 82,719 $ (3,600)
(8) Mohawk Industries, Inc. 70.00 02/21 78,072 (24,960)
(51) Omnicom Group, Inc. 70.00 01/21 252,450 (1,122)
(213) SPDR S&P 500 ETF Trust 335.00 10/20 3,477,438 (213)
(1,675) SPDR S&P 500 ETF Trust 335.00 10/20 56,112,500 (968,150)
(1,117) SPDR S&P 500 ETF Trust 340.00 11/20 37,978,000 (614,350)
(69) Walgreens Boots Alliance, Inc. 50.00 01/22 247,848 (12,213)
Total Call Options Written (Premiums Received $(2,151,394)) (1,624,608)
Put Options Written - 0.0%
(111) General Motors Co.
(Premiums Received $(21,798)) 20.00 01/22 222,000 (23,421)
Total Written Options - (2.2)% (Premiums Received $(2,173,192)) $ (1,648,029)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
September 30, 2020
14
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30,
2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Subject to put option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of September 30, 2020.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 5,908,890 $ – $ – $ 5,908,890
Consumer Discretionary 9,941,504 – – 9,941,504
Consumer Staples 1,787,200 – – 1,787,200
Energy 45,280 – – 45,280
Financials 8,201,585 – – 8,201,585
Health Care 1,037,287 – – 1,037,287
Industrials 4,273,045 – – 4,273,045
Information Technology 6,088,166 – – 6,088,166
Money Market Fund – 33,209,128 – 33,209,128
Purchased Options 2,813,356 639,190 – 3,452,546
Investments at Value $ 40,096,313 $ 33,848,318 $ – $ 73,944,631
Total Assets $ 40,096,313 $ 33,848,318 $ – $ 73,944,631
Liabilities
Other Financial Instruments*
Written Options (1,610,856) (37,173) – (1,648,029)
Total Liabilities $ (1,610,856) $ (37,173) $ – $ (1,648,029)

Absolute Convertible Arbitrage Fund
Portfolio Holdings Summary
September 30, 2020
15
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short represent 44.6% of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
88.7%
Money Market Fund
12.7%
Short Positions
Common Stock
(46.5)%
Other Assets & Liabilities, Net * 45.1%
100.0%

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2020
16
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Long Positions – 101.4%
Corporate Convertible Bonds - 88.7%
Communication Services - 10.8%
$ 1,000,000 FireEye, Inc.
(a)
1.63% 06/01/35 $ 970,649
1,273,000 FireEye, Inc.
(a)
0.88  06/01/24 1,186,230
500,000 Global Eagle Entertainment, Inc.
(a)(b)(c)(d)
2.75  02/15/35 42,926
1,000,000 Harmonic, Inc. 2.00  09/01/24 935,600
2,000,000 Infinera Corp.
(a)
2.13  09/01/24 1,850,554
2,000,000 InterDigital, Inc. 2.00  06/01/24 2,070,420
1,000,000 Okta, Inc.
(e)
0.38  06/15/26 1,146,980
1,500,000 PagerDuty, Inc.
(e)
1.25  07/01/25 1,524,478
2,000,000 Palo Alto Networks, Inc.
(e)
0.38  06/01/25 2,127,542
1,700,000 Proofpoint, Inc. 0.25  08/15/24 1,701,062
1,500,000 Q2 Holdings, Inc. 0.75  06/01/26 1,844,791
1,400,000 RingCentral, Inc.
(e)(f)
0.00  03/01/25 1,498,000
1,500,000 RingCentral, Inc.
(e)(f)
0.00  03/15/26 1,480,312
500,000 Shopify, Inc. 0.13  11/01/25 560,532
1,000,000 Snap, Inc. 0.75  08/01/26 1,388,125
661,000 Twitter, Inc. 0.25  06/15/24 739,071
1,702,000 Twitter, Inc., Series 2014 1.00  09/15/21 1,695,781
1,500,000 Vonage Holdings Corp. 1.75  06/01/24 1,452,604
24,215,657
Consumer Discretionary - 15.7%
1,500,000 2U, Inc.
(e)
2.25  05/01/25 2,160,401
1,000,000 American Airlines Group, Inc. 6.50  07/01/25 926,875
1,000,000 American Eagle Outfitters, Inc.
(e)
3.75  04/15/25 1,857,868
1,281,000 Callaway Golf Co.
(e)
2.75  05/01/26 1,745,792
1,000,000 Chegg, Inc.
(e)(f)
0.00  09/01/26 1,001,500
500,000 Cinemark Holdings, Inc.
(e)
4.50  08/15/25 499,679
2,500,000 Dick's Sporting Goods, Inc.
(e)
3.25  04/15/25 4,590,094
1,000,000 Eventbrite, Inc.
(e)
5.00  12/01/25 1,105,147
1,000,000 Guess?, Inc. 2.00  04/15/24 810,170
2,500,000 K12, Inc.
(e)
1.13  09/01/27 2,097,320
2,000,000 National Vision Holdings, Inc.
(e)
2.50  05/15/25 2,850,000
1,000,000 NCL Corp., Ltd.
(e)
6.00  05/15/24 1,467,763
250,000 NCL Corp., Ltd.
(e)
5.38  08/01/25 293,919
500,000 Penn National Gaming, Inc. 2.75  05/15/26 1,607,228
1,500,000 PetIQ, Inc.
(e)
4.00  06/01/26 2,020,642
1,000,000 Royal Caribbean Cruises, Ltd.
(e)
4.25  06/15/23 1,171,935
500,000 Spirit Airlines, Inc. 4.75  05/15/25 728,992
750,000 The Marcus Corp.
(e)
5.00  09/15/25 775,101
2,000,000 The RealReal, Inc.
(e)
3.00  06/15/25 2,198,691
1,000,000 Wayfair, Inc.
(e)
0.63  10/01/25 1,022,187
1,100,000 Wayfair, Inc. 1.00  08/15/26 2,285,322
1,000,000 Zillow Group, Inc. 2.75  05/15/25 1,732,783
34,949,409
Consumer Staples - 2.0%
1,550,000 Flexion Therapeutics, Inc.
(a)
3.38  05/01/24 1,233,743
2,550,000 FTI Consulting, Inc.
(a)
2.00  08/15/23 3,136,616
4,370,359
Energy - 1.0%
1,000,000 Helix Energy Solutions Group, Inc.
(a)
4.13  09/15/23 956,321
1,000,000 Helix Energy Solutions Group, Inc.
(a)
6.75  02/15/26 822,990
500,000 Newpark Resources, Inc.
(a)
4.00  12/01/21 441,026
2,220,337
Financials - 1.0%
1,051,000 Encore Capital Group, Inc.
(a)
2.88  03/15/21 1,056,255
950,000 Encore Capital Group, Inc. 3.25  10/01/25 1,085,796
2,142,051
Health Care - 15.6%
1,500,000 1Life Healthcare, Inc.
(e)
3.00  06/15/25 1,498,035
1,500,000 Accuray, Inc.
(a)
3.75  07/15/22 1,264,382
1,000,000 Allscripts Healthcare Solutions, Inc.
(a)(e)
0.88  01/01/27 871,262
1,500,000 Bridgebio Pharma, Inc.
(e)
2.50  03/15/27 1,709,016
2,840,000 CONMED Corp.
(a)
2.63  02/01/24 3,193,702

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2020
17
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Health Care - 15.6% (continued)
$ 1,000,000 CryoLife, Inc.
(e)
4.25% 07/01/25 $ 1,075,014
500,000 Envista Holdings Corp.
(e)
2.38  06/01/25 695,120
2,065,000 Exact Sciences Corp.
(a)
1.00  01/15/25 3,205,709
2,050,000 Glaukos Corp.
(e)
2.75  06/15/27 2,365,774
1,500,000 Health Catalyst, Inc.
(e)
2.50  04/15/25 2,102,033
1,750,000 Heska Corp.
(e)
3.75  09/15/26 2,377,812
2,500,000 Jazz Investments I, Ltd.
(e)
2.00  06/15/26 2,931,970
1,250,000 Livongo Health, Inc.
(e)
0.88  06/01/25 2,454,688
505,000 Natera, Inc.
(e)
2.25  05/01/27 1,031,401
2,000,000 NuVasive, Inc.
(e)
0.38  03/15/25 1,757,323
1,500,000 Pacira BioSciences, Inc.
(e)
0.75  08/01/25 1,624,401
1,000,000 Retrophin, Inc. 2.50  09/15/25 854,954
425,000 Revance Therapeutics, Inc.
(e)
1.75  02/15/27 450,046
2,000,000 Tabula Rasa HealthCare, Inc.
(e)
1.75  02/15/26 1,865,404
1,000,000 Varex Imaging Corp.
(e)
4.00  06/01/25 907,934
500,000 Zogenix, Inc.
(e)
2.75  10/01/27 498,962
34,734,942
Industrials - 8.8%
500,000 Bloom Energy Corp.
(e)
2.50  08/15/25 637,795
2,234,000 Chart Industries, Inc.
(e)
1.00  11/15/24 3,107,440
1,000,000 Granite Construction, Inc.
(e)
2.75  11/01/24 796,875
1,064,000 II-VI, Inc.
(a)
0.25  09/01/22 1,200,990
1,939,000 Kaman Corp.
(a)
3.25  05/01/24 1,930,723
3,000,000 KBR, Inc.
(a)
2.50  11/01/23 3,397,500
1,005,000 Knowles Corp. 3.25  11/01/21 1,077,046
2,700,000 Mesa Laboratories, Inc.
(a)
1.38  08/15/25 2,967,456
1,000,000 SMART Global Holdings, Inc.
(e)
2.25  02/15/26 929,360
1,500,000 The Middleby Corp.
(e)
1.00  09/01/25 1,481,250
425,000 TimkenSteel Corp.
(a)
6.00  06/01/21 360,894
1,700,000 Winnebago Industries, Inc.
(e)
1.50  04/01/25 1,846,719
19,734,048
Information Technology - 32.7%
2,000,000 Alteryx, Inc.
(a)
1.00  08/01/26 2,005,695
2,000,000 Bandwidth, Inc.
(a)(e)
0.25  03/01/26 4,004,072
1,500,000 Blackline, Inc. 0.13  08/01/24 2,070,722
2,350,000 Cerence, Inc.
(e)
3.00  06/01/25 3,624,558
1,500,000 Cloudflare, Inc.
(e)
0.75  05/15/25 2,027,029
1,000,000 Coupa Software, Inc.
(e)
0.38  06/15/26 1,183,125
2,000,000 Cree, Inc.
(e)
1.75  05/01/26 3,071,250
1,000,000 CyberArk Software, Ltd.
(e)(f)
0.21  11/15/24 981,060
1,522,000 Envestnet, Inc.
(a)
1.75  06/01/23 1,956,069
1,000,000 Envestnet, Inc.
(e)
0.75  08/15/25 1,009,271
500,000 Evolent Health, Inc.
(e)
3.50  12/01/24 492,500
1,011,000 Evolent Health, Inc. 1.50  10/15/25 780,366
1,500,000 Five9, Inc.
(e)
0.50  06/01/25 1,820,229
2,000,000 Guidewire Software, Inc. 1.25  03/15/25 2,303,912
1,000,000 HubSpot, Inc.
(e)
0.38  06/01/25 1,272,643
1,500,000 Impinj, Inc.
(e)
2.00  12/15/26 1,473,822
2,500,000 Insight Enterprises, Inc.
(a)
0.75  02/15/25 2,633,883
1,000,000 J2 Global, Inc.
(e)
1.75  11/01/26 889,223
1,500,000 Limelight Networks, Inc.
(e)
3.50  08/01/25 1,519,980
2,000,000 LivePerson, Inc.
(a)
0.75  03/01/24 3,032,500
2,000,000 Lumentum Holdings, Inc.
(e)
0.50  12/15/26 2,133,616
1,500,000 Model N, Inc.
(e)
2.63  06/01/25 1,943,421
1,500,000 MongoDB, Inc.
(e)
0.25  01/15/26 1,962,869
500,000 Omnicell, Inc.
(e)
0.25  09/15/25 515,045
2,500,000 Perficient, Inc.
(a)
2.38  09/15/23 3,275,121
500,000 Perficient, Inc.
(e)
1.25  08/01/25 533,276
2,000,000 PROS Holdings, Inc.
(e)
2.25  09/15/27 2,040,815
2,250,000 Rapid7, Inc.
(e)
2.25  05/01/25 2,840,625
550,000 RealPage, Inc. 1.50  05/15/25 568,562
1,500,000 Sailpoint Technologies Holdings, Inc.
(e)
0.13  09/15/24 2,304,997
1,000,000 Silicon Laboratories, Inc.
(e)
0.63  06/15/25 1,074,749
2,500,000 Slack Technologies, Inc.
(e)
0.50  04/15/25 2,912,357

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2020
18
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Information Technology - 32.7% (continued)
$ 1,000,000 Splunk, Inc. 1.13% 09/15/25 $ 1,445,730
400,000 Varonis Systems, Inc.
(e)
1.25  08/15/25 570,924
2,000,000 Veeco Instruments, Inc.
(e)
3.75  06/01/27 2,188,689
2,600,000 Vocera Communications, Inc.
(a)
1.50  05/15/23 2,910,375
2,000,000 Workiva, Inc. 1.13  08/15/26 2,002,127
1,000,000 Zscaler, Inc.
(e)
0.13  07/01/25 1,185,101
2,000,000 Zynga, Inc. 0.25  06/01/24 2,541,250
73,101,558
Materials - 1.1%
1,910,000 SSR Mining, Inc. 2.50  04/01/39 2,559,400
Total Corporate Convertible Bonds (Cost $175,186,418) 198,027,761
Shares Security Description Value
Money Market Fund - 12.7%
28,412,705 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.04%
(g)
(Cost $28,412,705) 28,412,705
Total Long Positions - 101.4% (Cost $203,599,123) 226,440,466
Total Short Positions - (46.5)% (Proceeds $(93,817,233)) (103,806,966)
Other Assets & Liabilities, Net - 45.1% 100,677,421
Net Assets - 100.0% $ 223,310,921

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2020
19
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (46.5)%
Common Stock - (46.5)%
Communication Services - (3.8)%
(23,000) FireEye, Inc. $ (283,935)
(77,690) Harmonic, Inc. (433,510)
(134,279) Infinera Corp. (827,159)
(6,500) InterDigital, Inc. (370,890)
(2,700) Okta, Inc. (577,395)
(21,850) PagerDuty, Inc. (592,354)
(3,943) Palo Alto Networks, Inc. (965,049)
(5,684) Proofpoint, Inc. (599,946)
(12,831) Q2 Holdings, Inc. (1,170,957)
(4,002) RingCentral, Inc., Class A (1,098,989)
(150) Shopify, Inc. (153,446)
(33,503) Snap, Inc. (874,763)
(4,700) Twitter, Inc. (209,150)
(34,580) Vonage Holdings Corp. (353,753)
(8,511,296)
Consumer Discretionary - (9.2)%
(44,513) 2U, Inc. (1,507,210)
(37,085) American Airlines Group, Inc. (455,775)
(95,450) American Eagle Outfitters, Inc. (1,413,614)
(51,700) Callaway Golf Co. (989,538)
(4,593) Chegg, Inc. (328,124)
(24,677) Cinemark Holdings, Inc. (246,770)
(59,415) Dick's Sporting Goods, Inc. (3,438,940)
(59,000) Eventbrite, Inc., Class A (640,150)
(22,550) Guess?, Inc. (262,031)
(26,800) K12, Inc. (705,912)
(50,927) National Vision Holdings, Inc. (1,947,448)
(70,969) Norwegian Cruise Line Holdings, Ltd. (1,214,280)
(19,342) Penn National Gaming, Inc. (1,406,163)
(37,000) PetIQ, Inc. (1,218,040)
(9,600) Royal Caribbean Cruises, Ltd. (621,408)
(31,500) Spirit Airlines, Inc. (507,150)
(47,686) The Marcus Corp. (368,613)
(74,800) The RealReal, Inc. (1,082,356)
(7,960) Wayfair, Inc., Class A (2,316,440)
(20,669,962)
Consumer Staples - (0.9)%
(17,000) Flexion Therapeutics, Inc. (176,970)
(18,024) FTI Consulting, Inc. (1,910,003)
(2,086,973)
Energy - (0.1)%
(83,172) Helix Energy Solutions Group, Inc. (200,445)
(4,500) Newpark Resources, Inc. (4,725)
(205,170)
Financials - (0.9)%
(18,535) Encore Capital Group, Inc. (715,266)
(11,900) Zillow Group, Inc. (1,208,921)
(1,924,187)
Health Care - (8.0)%
(15,800) 1Life Healthcare, Inc. (448,088)
(106,800) Accuray, Inc. (256,320)
(41,100) Allscripts Healthcare Solutions, Inc. (334,554)
(24,000) Bridgebio Pharma, Inc. (900,480)
(20,360) CONMED Corp. (1,601,721)
(29,500) CryoLife, Inc. (544,865)
(17,600) Envista Holdings Corp. (434,368)
(19,871) Exact Sciences Corp. (2,025,849)
(25,900) Glaukos Corp. (1,282,568)
(36,800) Health Catalyst, Inc. (1,346,880)
(15,800) Heska Corp. (1,560,882)
(10,149) Jazz Pharmaceuticals PLC (1,447,146)
(14,500) Livongo Health, Inc. (2,030,725)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2020
20
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Health Care - (8.0)% (continued)
(10,700) Natera, Inc. $ (772,968)
(8,300) NuVasive, Inc. (403,131)
(13,350) Pacira BioSciences, Inc. (802,602)
(11,670) Retrophin, Inc. (215,428)
(9,800) Revance Therapeutics, Inc. (246,372)
(14,700) Tabula Rasa HealthCare, Inc. (599,319)
(33,685) Varex Imaging Corp. (428,473)
(7,000) Zogenix, Inc. (125,510)
(17,808,249)
Industrials - (4.0)%
(23,300) Bloom Energy Corp., Class A (418,701)
(28,150) Chart Industries, Inc. (1,978,101)
(18,879) Granite Construction, Inc. (332,459)
(12,691) II-VI, Inc. (514,747)
(8,900) Kaman Corp. (346,833)
(73,333) KBR, Inc. (1,639,726)
(17,700) Knowles Corp. (263,730)
(6,190) Mesa Laboratories, Inc. (1,576,964)
(18,029) SMART Global Holdings, Inc. (492,913)
(6,200) The Middleby Corp. (556,202)
(8,000) TimkenSteel Corp. (28,400)
(16,000) Winnebago Industries, Inc. (826,720)
(8,975,496)
Information Technology - (19.0)%
(6,727) Alteryx, Inc., Class A (763,851)
(19,376) Bandwidth, Inc., Class A (3,382,468)
(15,652) BlackLine, Inc. (1,402,889)
(51,264) Cerence, Inc. (2,505,272)
(28,945) Cloudflare, Inc., Class A (1,188,482)
(2,480) Coupa Software, Inc. (680,115)
(35,189) Cree, Inc. (2,242,947)
(3,310) CyberArk Software, Ltd. (342,320)
(19,923) Envestnet, Inc. (1,537,259)
(25,396) Evolent Health, Inc., Class A (315,164)
(7,744) Five9, Inc. (1,004,242)
(11,841) Guidewire Software, Inc. (1,234,661)
(2,463) HubSpot, Inc. (719,762)
(30,200) Impinj, Inc. (795,770)
(24,325) Insight Enterprises, Inc. (1,376,308)
(4,800) J2 Global, Inc. (332,256)
(115,588) Limelight Networks, Inc. (665,787)
(42,957) LivePerson, Inc. (2,233,334)
(13,824) Lumentum Holdings, Inc. (1,038,597)
(34,900) Model N, Inc. (1,231,272)
(5,688) MongoDB, Inc. (1,316,829)
(2,640) Omnicell, Inc. (197,102)
(52,492) Perficient, Inc. (2,243,508)
(32,900) PROS Holdings, Inc. (1,050,826)
(26,075) Rapid7, Inc. (1,596,833)
(4,200) RealPage, Inc. (242,088)
(42,077) Sailpoint Technologies Holdings, Inc. (1,664,987)
(4,962) Silicon Laboratories, Inc. (485,532)
(56,263) Slack Technologies, Inc., Class A (1,511,224)
(5,351) Splunk, Inc. (1,006,684)
(3,450) Varonis Systems, Inc. (398,199)
(101,500) Veeco Instruments, Inc. (1,184,505)
(50,812) Vocera Communications, Inc. (1,477,613)
(15,179) Workiva, Inc. (846,381)
(4,200) Zscaler, Inc. (590,898)
(168,539) Zynga, Inc. (1,537,076)
(42,343,041)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2020
21
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Materials - (0.6)%
(68,698) SSR Mining, Inc. $ (1,282,592)
Total Common Stock (Proceeds $(93,817,233)) (103,806,966)
Total Short Positions - (46.5)% (Proceeds $(93,817,233)) $ (103,806,966)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short
September 30, 2020
22
Absolute Funds
See Notes to Financial Statements.
At September 30, 2019 , the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments and liabilities as of September 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures at period end.
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2020.
(c) Security is currently in default and is on scheduled interest or principal payment.
(d) Illiquid security.
(e) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $115,226,231 or 51.6% of net assets.
(f) Zero coupon bond. Interest rate presented is yield to maturity.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(120) U.S. 5-Year Note Future 12/31/20 $ (15,113,296) $ (15,123,750) $ (10,454)
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 198,027,761 $ – $ 198,027,761
Money Market Fund – 28,412,705 – 28,412,705
Investments at Value $ – $ 226,440,466 $ – $ 226,440,466
Total Assets $ – $ 226,440,466 $ – $ 226,440,466
Liabilities
Securities Sold Short
Common Stock $ (103,806,966) $ – $ – $ (103,806,966)
Securities Sold Short $ (103,806,966) $ – $ – $ (103,806,966)
Other Financial Instruments*
Futures (10,454) – – (10,454)
Total Liabilities $ (103,817,420) $ – $ – $ (103,817,420)

ABSOLUTE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020
23
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ASSETS
Investments, at value (Cost $36,191,503, $67,884,902 and
$203,599,123, respectively) $ 38,389,797 $ 73,944,631 $ 226,440,466
Investments in affiliates, at value (Cost $31,513,731, $0 and $0, respectively) 36,319,290 – –
$ 74,709,087 $ 73,944,631 $ 226,440,466
Cash – – 47,649
Deposits with broker for securities sold short – – 98,715,356
Deposits with broker for options 3,847,383 4,176,030 –
Deposits with broker for futures 5,815,481 – 895,489
Receivables:
Fund shares sold 12,293 658,965 2,684,834
Investment securities sold 257,200 2,052,260 2,288,369
Dividends and interest 138,965 58,557 861,540
Prepaid expenses 17,494 11,758 23,568
Total Assets
84,797,903 80,902,201 331,957,271
LIABILITIES
Call options written, at value (Premiums received $211,451, $2,151,394 and $0, respectively) 140,000 1,624,608 –
Put options written, at value (Premiums received $0, $21,798 and $0, respectively) – 23,421 –
Securities sold short, at value (Proceeds $0, $0 and $93,817,233, respectively) – – 103,806,966
Payables:
Investment securities purchased 704,704 4,168,483 3,742,748
Fund shares redeemed 14,594 – 839,951
Dividends on securities sold short – – 16,483
Other payables – – 1,579
Accrued Liabilities:
Investment adviser fees 62,578 83,315 188,321
Trustees’ fees and expenses 122 115 429
Fund services fees 24,070 14,675 21,184
Other expenses 27,793 17,068 28,689
Total Liabilities
973,861 5,931,685 108,646,350
NET ASSETS
$ 83,824,042 $ 74,970,516 $ 223,310,921
COMPONENTS OF NET ASSETS
Paid-in capital $ 112,993,799 $ 70,373,073 $ 209,703,527
Distributable earnings (29,169,757) 4,597,443 13,607,394
NET ASSETS
$ 83,824,042 $ 74,970,516 $ 223,310,921
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED
SHARES AUTHORIZED)
Institutional Shares 10,225,182 5,976,437 19,966,224
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $83,824,042, $74,970,516 and $223,310,921, respectively) $ 8.20 $ 12.54 $ 11.18

ABSOLUTE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2020
24
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES
FUND
ABSOLUTE CAPITAL
OPPORTUNITIES FUND
ABSOLUTE CONVERTIBLE
ARBITRAGE FUND
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of
$11,591, $0 and $0, respectively) $ 265,005 $ 195,219 $ 6,708
Dividend income from affiliated investment 24,658 – –
Interest income 12,538 – 1,481,534
Total Investment Income
302,201 195,219 1,488,242
EXPENSES
Investment adviser fees 637,219 465,387 1,046,555
Fund services fees 118,733 58,620 152,660
Custodian fees 15,387 6,965 9,764
Registration fees 10,147 12,506 13,777
Professional fees 31,857 26,353 43,274
Trustees' fees and expenses 2,746 2,577 4,043
Dividend expense on securities sold short – – 69,173
Interest expense 11,515 6,554 257,209
Other expenses 64,832 31,840 77,448
Total Expenses 892,436 610,802 1,673,903
Fees waived
(236,569) (22,514) (126,543)
Net Expenses
655,867 588,288 1,547,360
NET INVESTMENT LOSS
(353,666) (393,069) (59,118)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
(759,419) (9,652,869) 18,244,774
Investments in affiliated issuers
116,489 – –
Foreign currency transactions
3,259 – –
Securities sold short
– – (14,499,464)
Written options
355,219 (3,911,930) –
Futures
(7,609,290) – (68,828)
Net realized gain (loss)
(7,893,742) (13,564,799) 3,676,482
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers
4,074,450 15,575,647 29,491,933
Investments in affiliated issuers
2,265,039 – –
Foreign currency translations
704 282 –
Securities sold short
– – (19,409,026)
Written options
(210,993) 1,873,884 –
Futures
328,064 – (10,454)
Net change in unrealized appreciation (depreciation)
6,457,264 17,449,813 10,072,453
NET REALIZED AND UNREALIZED GAIN (LOSS)
(1,436,478) 3,885,014 13,748,935
INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS
$ (1,790,144) $ 3,491,945 $ 13,689,817

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
25
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES FUND ABSOLUTE CAPITAL OPPORTUNITIES FUND
For the Six
Months Ended
September 30, 2020
For the
Year Ended
March 31, 2020
For the Six
Months Ended
September 30, 2020
For the
Year Ended
March 31, 2020
OPERATIONS
Net investment income (loss) $ (353,666) $ (339,455) $ (393,069) $ 218,785
Net realized gain (loss) (7,893,742) 6,623,651 (13,564,799) 13,341,775
Net change in unrealized
appreciation (depreciation) 6,457,264 (3,603,407) 17,449,813 (11,848,916)
Increase (Decrease) in Net Assets
Resulting from Operations
(1,790,144) 2,680,789 3,491,945 1,711,644
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (69,093) (26,884) –
CAPITAL SHARE TRANSACTIONS
Sale of shares
27,621,952 20,207,372 18,703,667 22,028,521
Reinvestment of distributions
– 67,819 26,195 –
Redemption of shares
(10,547,117) (42,395,224) (5,174,642) (16,748,388)
Increase (Decrease) in Net Assets
from Capital Share Transactions
17,074,835 (22,120,033) 13,555,220 5,280,133
Increase (Decrease) in Net Assets
15,284,691 (19,508,337) 17,020,281 6,991,777
NET ASSETS
Beginning of Period
68,539,351 88,047,688 57,950,235 50,958,458
End of Period
$ 83,824,042 $ 68,539,351 $ 74,970,516 $ 57,950,235
SHARE TRANSACTIONS
Sale of shares
3,309,732 2,504,402 1,523,753 1,874,814
Reinvestment of distributions
– 8,240 2,147 –
Redemption of shares
(1,266,648) (5,198,972) (420,892) (1,434,800)
Increase (Decrease) in Shares
2,043,084 (2,686,330) 1,105,008 440,014

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
26
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
For the Six
Months Ended
September 30, 2020
For the
Year Ended
March 31, 2020
OPERATIONS
Net investment income (loss) $ (59,118) $ 978,201
Net realized gain 3,676,482 1,461,285
Net change in unrealized appreciation
(depreciation) 10,072,453 (1,253,428)
Increase in Net Assets Resulting from Operations
13,689,817 1,186,058
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(158,203) (3,645,511)
CAPITAL SHARE TRANSACTIONS
Sale of shares 79,719,467 76,553,072
Reinvestment of distributions 144,143 3,358,316
Redemption of shares
(9,949,655) (26,354,257)
Increase in Net Assets from Capital Share
Transactions
69,913,955 53,557,131
Increase in Net Assets
83,445,569 51,097,678
NET ASSETS
Beginning of Period
139,865,352 88,767,674
End of Period
$ 223,310,921 $ 139,865,352
SHARE TRANSACTIONS
Sale of shares 7,314,130 7,267,996
Reinvestment of distributions 13,384 318,065
Redemption of shares
(908,339) (2,499,519)
Increase in Shares
6,419,175 5,086,542

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
27
Absolute Funds
See Notes to Financial Statements.
Investment Operations
Distributions to
Shareholders from:
These financial highlights reflect selected data for a share outstanding throughout each period.
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains
Total Distribution
to Shareholders
Net Asset
Value, End
of Period
Total
Return
ABSOLUTE STRATEGIES FUND
INSTITUTIONAL SHARES
9/30/2020 $ 8.38 ( $ 0.04) ( $ 0.14) ( $ 0.18) $ — $ — $ — $ 8.20 (2.15) % ( c )
3/31/2020 8.10 (0.03) 0.32 0.29 (0.01) — (0.01) 8.38 3.54
3/31/2019 8.37 0.04 (0.31) (0.27) — — — 8.10 (3.23)
3/31/2018 8.76 (0.07) (0.32) (0.39) — — — 8.37 (4.45)
3/31/2017 10.40 (0.10) (0.23) (0.33) — (1.31) (1.31) 8.76 (3.40)
3/31/2016 11.04 (0.11) 0.31 0.20 — (0.84) (0.84) 10.40 2.05
ABSOLUTE CAPITAL OPPORTUNITIES FUND
INSTITUTIONAL SHARES
9/30/2020 $ 11.90 ( $0.07) $0.71 $0.64 ( $0.00) (e) $— ( $0.00) $ 12.54 5.42%(c)
3/31/2020 11.50 0.04 0.36 0.40 — — — 11.9 0 3.48
3/31/2019 12.52 (0.12) (0.13) (0.25) — (0.77) (0.77) 11.50 (1.78)
3/31/2018 10.97 (0.15) 1.70 1.55 — — — 12.52 14.13
3/31/2017 10.21 (0.16) 0.92 0.76 — — — 10.97 7.44
3/31/2016 (f) 10.00 (0.03) 0.24 0.21 — — — 10.21 2.10 ( c )
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
INSTITUTIONAL SHARES
9/30/2020 $ 10.32 $0.00 (e) $ 0.87 $0.87 ( $ 0.01) $— ( $0.01) $11.18 8.43%(c)
3/31/2020 10.49 0.08 0.05 0.13 (0.11) (0.19) (0.30) 10.32 1.18
3/31/2019 10.29 0.10 0.30 0.40 (0.05) (0.15) (0.20) 10.49 3.95
3/31/2018 (g) 10.00 0.02 (h) 0.29 (h) 0.31 — (0.02) (0.02) 10.29 3.14 (c)
(a) Calculated based on average shares outstanding during each period.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Not annualized.
(d) Annualized.
(e) Amount represents less than $0.005.
(f) Commencement of operations was December 30, 2015.
(g) Commencement of operations was August 14, 2017.
(h) Net investment income and net realized and unrealized gain (loss) on investments for the period ended March 31,2018 was restated. See
Note 2 of the March 31, 2018 Annual Report.

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
28
Absolute Funds
See Notes to Financial Statements.
Ratios/Supplemental Data (Ratios to Average Net Assets)
Net
Assets,
End of
Period
(000's)
Net
Investment
Income
(Loss)
Net
Expenses
Dividend
and
Interest
Expenses
Net
Expenses
without
Dividend
and
Interest
Expenses
Gross
Expenses(b)
Portfolio
Turnover
$ 83,824 (0.89)%( d ) 1.64%( d ) 0.03%( d ) 1.61%( d ) 2.23%(d) 9%( c )
68,539 (0.42) 1.52 0.02 1.5 0 2.22 45
88,048 0.49 1.67 0.05 1.62 2.31 3 3
166,373 (0.87) 2.78 0.82 1.96 2.94 86
501,866 (0.99) 2.86 0.95 1.91 2.89 72
916,747 (1.02) 2.65 0.81 1.84 2.66 70
$74,971 (1.18)%(d) 1.77%(d) 0.02%(d) 1.75%(d) 1.83%(d) 72%(c)
57,950 0.37 1.78 0.03 1.75 1.87 46
50,958 (0.99) 3.02 1.27 1.75 3.21 23
32,338 (1.30) 2.66 0.86 1.79 3.52 66
14,188 (1.53) 2.62 0.70 1.92 3.70 29
12,221 (1.13)( d ) 2.20( d ) 0.25( d ) 1.95( d ) 4.37( d ) 6( c )
$ 223,311 (0.07)%(d) 1.77%(d) 0.37%(d) 1.40%(d) 1.91%(d) 62%(c)
139,865 0.77 1.59 0.07 1.52 1.78 95
88,768 0.95 1.91 0.31 1.60 2.16 121
56,065 0.35 (d)(h) 2.23 (d) 0.60 (d) 1.63 (d) 3.13(d) 76( c )

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
29
Absolute Funds
Organization
Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company
Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Absolute Strategies Fund currently offers Institutional
Shares. Institutional Shares commenced operations on July 11, 2005. Absolute Strategies Fund seeks to achieve long-
term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Capital Opportunities Fund currently offers Institutional Shares.
Absolute Capital Opportunities Fund commenced operations on December 30, 2015. Absolute Capital Opportunities
Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500 Index.
Absolute Convertible Arbitrage Fund currently offers Institutional Shares. Absolute Convertible Arbitrage Fund
commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA Fund, LP, a privately offered hedge fund (the “Predecessor Fund”), in exchange for Fund shares. The Predecessor Fund commenced operations in 2002. Absolute Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Absolute Convertible Arbitrage Fund. On
August 14, 2017, the Predecessor Fund reorganized into the Absolute Convertible Arbitrage Fund. The reorganization of net assets from this transaction was as follows:
In addition to the securities transferred in, as noted above, $5,895,941 of cash and other receivables were also transferred in as part of the reorganization.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Date of
Contribution Net Assets Shares
Market Value of
Investments
August 14, 2017 $16,686,633 1,668,929 $10,790,692

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
30
Absolute Funds
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the
“Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures.
Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-
based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2020, for each Fund’s investments is included in each Fund’s
Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Each Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
31
Absolute Funds
income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its
NAV.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of September 30, 2020, for Absolute Strategies
Fund, are disclosed in the Notes to Schedule of Investments and Put Options Written.
Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the
Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.
Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the
Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
32
Absolute Funds
is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of September 30, 2020, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options.
The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Written options are non-income producing securities.
The values of each individual written option outstanding as of September 30, 2020, for each Fund, if any, are disclosed in each Fund’s Schedule of Call and Put Options Written.
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.
When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis.
A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
33
Absolute Funds
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Absolute Investment Advisers LLC (the “Adviser”) is the investment adviser to each Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from Absolute Strategies Fund,
Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund at an annual rate of 1.60%, 1.40% and
1.20%, respectively, of each Fund’s average daily net assets.
Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services.
Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a
Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering
Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The
Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Strategies Fund to 1.99%, through August 1, 2021. For the period ended September 30, 2020, the Adviser did not waive any fees or reimburse expenses in the Absolute Strategies Fund pursuant to this agreement. During the year,
Absolute Strategies Fund invested in Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund.
As of September 30, 2020, Absolute Strategies Fund owned approximately 20.1% and 9.5% of Absolute Capital
Opportunities Fund and Absolute Convertible Arbitrage Fund, respectively. The Adviser has agreed to waive fees owed to it by the Absolute Strategies Fund in an amount equal to the fee it receives from Absolute Capital Opportunities
Fund and Absolute Convertible Arbitrage Fund based on Absolute Strategies Fund’s investment in Absolute Capital
Opportunities Fund and Absolute Convertible Arbitrage Fund. For the period ended September 30, 2020, the Adviser waived fees of $236,569 related to these affiliated investments and these waivers are not subject to recoupment.
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
34
Absolute Funds
sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Capital Opportunities Fund to 1.75% through August 1, 2021. The Adviser waived fees of $22,514 for Absolute
Capital Opportunities Fund for the period ended September 30, 2020.
The Adviser has also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Convertible Arbitrage Fund to 1.40% through August 1, 2021. In addition, the Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute Convertible Arbitrage Fund to 1.20% when the Absolute Convertible Arbitrage Fund reaches $250 million in assets under management. Other service providers have voluntarily agreed to waive a portion of their fees. The Adviser waived fees of $79,069 and other service providers waived fees of $47,474, for Absolute Convertible Arbitrage Fund, for the period ended September 30, 2020.
The Funds may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of the Funds to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of September 30, 2020, $0, $161,590 and $352,761 for Absolute Strategies Fund, Absolute Capital
Opportunities Fund and Absolute Convertible Arbitrage Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2020 , were as follows:
Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended September 30,
2020 , for any derivative type during the period is as follows:
Each Fund’s use of derivatives for the period ended September 30, 2020 , was limited to options and futures contracts.
Non-U.S. Government Obligations
Purchases Sales
Absolute Strategies Fund $ 4,789,150 $ 8,579,272
Absolute Capital Opportunities Fund 26,076,707 35,074,003
Absolute Convertible Arbitrage Fund 129,678,125 99,657,483
Absolute
Strategies Fund
Absolute Capital
Opportunities
Fund
Absolute
Convertible
Arbitrage Fund
Futures Contracts $ 948,807,373 $ – $ 27,624,039
Purchased Options 6,077,447 19,184,749 –
Written Options (3,100,766) (44,196,988) –

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
35
Absolute Funds
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of September 30,
2020 :
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Realized and unrealized gains and losses on derivatives contracts for the period ended September 30, 2020 , are recorded by each Fund in the following locations on the Statements of Operations:
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Location: Equity Risk
Asset derivatives:
Investments, at value $ 895,875
Liability derivatives:
Call options written $ (140,000)
Location: Equity Risk
Asset derivatives:
Investments, at value $ 3,452,546
Liability derivatives:
Call options written $ (1,624,608)
Put options written (23,421)
Total liability derivatives $ (1,648,029)
Location:
Equity
Contracts
Interest
Contracts Total
Net realized gain (loss) on:
Investments $ (720,337) $ – $ (720,337)
Written options 355,219 – 355,219
Futures (7,640,829) 31,539 (7,609,290)
Total net realized gain (loss) $ (8,005,947) $ 31,539 $ (7,974,408)
Net change in unrealized appreciation (depreciation) on:
Investments $ 645,686 $ – $ 645,686
Written options (210,993) – (210,993)
Futures 320,108 7,956 328,064
Total net change in unrealized appreciation (depreciation) $ 754,801 $ 7,956 $ 762,757
Location:
Equity
Contracts
Net realized gain (loss) on:
Investments $ (5,931,750)
Written options (3,911,930)
Total net realized gain (loss) $ (9,483,680)
Net change in unrealized appreciation (depreciation) on:
Investments $ 1,763,068
Written options 1,873,884
Total net change in unrealized appreciation (depreciation) $ 3,636,952

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
36
Absolute Funds
Absolute Convertible Arbitrage Fund
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at September
30, 2020. These amounts may be collateralized by cash or financial instruments.
Federal Income Tax
As of September 30, 2020, cost for federal income tax purposes is substantially the same as for financial statement purposes and unrealized appreciation (depreciation) consists of:
As of March 31, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, futures, constructive sales, straddles and cover loss deferrals.
Location:
Interest
Contracts
Net realized gain (loss) on:
Futures $ (68,828)
Total net realized gain (loss) $ (68,828)
Net change in unrealized appreciation (depreciation) on:
Futures $ (10,454)
Total net change in unrealized appreciation (depreciation) $ (10,454)
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Absolute Strategies Fund
Assets:
Over-the-counter derivatives** $ 859,875 $ – $ – $ 859,875
Liabilities:
Over-the-counter derivatives** (140,000) 140,000 – –
Absolute Capital Opportunities Fund
Assets:
Over-the-counter derivatives** 3,452,546 – – 3,452,546
Liabilities:
Over-the-counter derivatives** (1,648,029) 1,648,029 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of
Assets and Liabilities.
** Over-the-counter derivatives may consist of options and futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Absolute Strategies Fund $ 7,954,336 $ (879,032) $ 7,075,304
Absolute Capital Opportunities Fund 9,904,138 (3,319,246) 6,584,892
Absolute Convertible Arbitrage Fund 32,176,548 (19,324,938) 12,851,610
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation) Total
Absolute Strategies Fund $ – $ – $ (28,209,839) $ 830,226 $ (27,379,613)
Absolute Capital Opportunities Fund 12,275,138 222,259 – (11,365,015) 1,132,382
Absolute Convertible Arbitrage Fund 158,181 1,990,991 – (2,073,392) 75,780

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020
37
Absolute Funds
As of March 31, 2020, the Absolute Strategies Fund has $28,056,525 of available short-term capital loss carryforwards that have no expiration date.
For tax purposes, the current deferred late year ordinary loss was $153,314 for Absolute Strategies Fund (realized during the period January 1, 2020 through March 31, 2020). These losses were recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2020.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact each Funds' assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2020
38
Absolute Funds
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%)
on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum”
for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the
Funds or proposed changes to the liquidity risk management program were noted in the report.
Shareholder Proxy Vote
At a special meeting of shareholders held on September 25, 2020, shares were voted as follows on the proposal presented to shareholders:
Matter For Against Abstain
To approve an investment advisory agree-
ment between Forum Funds, on behalf of
Absolute Strategies Fund and Absolute
Investment Advisers, LLC.
5,473,773 (98.95%) 5,221 (0.09%) 52,718 (0.95%)
Matter For Against Abstain
To approve an investment advisory agree-
ment between Forum Funds, on behalf of
Absolute Capital Opportunities Fund and
Absolute Investment Advisers, LLC.
2,931,578 (99.68%) 7,427 (0.25%) 2,072 (0.07%)
Matter For Against Abstain
To approve an investment advisory agree-
ment between Forum Funds, on behalf of
Absolute Convertible Arbitrage Fund and
Absolute Investment Advisers, LLC.
10,361,502 (99.96%) 1,060 (0.01%) 3,061 (0.03%)

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2020
39
Absolute Funds
Investment Advisory Agreement Approval
At its meeting held on June 23, 2020, the Board, including the trustees who are not parties to the agreement or interested persons of any such party (other than as trustees of the Trust) (the “Independent Trustees”), considered the approval of an interim investment advisory agreement and a new investment advisory agreement (together, the
“New Advisory Agreements”) between the Adviser and the Trust, on behalf of Absolute Strategies Fund (the “Strategies
Fund”), Absolute Capital Opportunities Fund (the “Opportunities Fund”) and Absolute Convertible Arbitrage Fund (the
“Arbitrage Fund”, and together with the Strategies Fund and the Opportunities Fund, the “Funds”). The Board also considered the approval of interim investment subadvisory agreements and new investment subadvisory agreements
(together, the “New Subadvisory Agreements”) between the Adviser and each of Mohican Financial Management
(with respect to the Arbitrage Fund), Kovitz Investment Group Partners (with respect to the Opportunities Fund), and St. James Investment Company (with respect to the Strategies Fund) (each, a “Subadviser” and together, the
“Subadvisers”).
The New Advisory Agreements were being considered in connection with the termination of the investment advisory agreements between the Adviser and the Trust dated May 5, 2005 (with respect to the Strategies Fund) and June
12, 2015, as amended (with respect to the Opportunities Fund and Arbitrage Fund) (the “Original Agreements”)
in connection with the redemption by two owners of their interests in the Adviser (the “Transaction”). The New
Subadvisory Agreements were also being considered in connection with the Transaction in recognition of the fact that the investment subadvisory agreements between the Adviser and each Subadviser would terminate concurrently with the termination of the investment advisory agreements. The New Advisory Agreements and the New Subadvisory
Agreements are hereinafter collectively referred to as the “New Agreements.”
In preparation for its deliberations in considering the New Agreements, the Board requested and reviewed written responses from the Adviser and each Subadviser to a due diligence questionnaire circulated on the Board’s behalf concerning the Adviser’s and each Subadviser’s personnel, operations, financial condition, historic performance, and services to be provided to the Funds by the Adviser and each Subadviser under the New Agreements. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from senior representatives of the Adviser and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services expected to be provided to the Funds by the Adviser and each Subadviser under the New Agreements, including information on the investment performance of the Funds; (2) the anticipated costs of the services to be provided and projected profitability of the Adviser and its affiliates from the relationship with the Funds, including the contractual expense limitation arrangements for the Funds; (3) the advisory fees to be paid to the Adviser and each Subadviser and total expense ratio of the Funds compared to relevant peer groups of funds; (4) the extent to which economies of scale may be realized by each Fund as it grows and whether the advisory fee structure enables investors to share in the benefits of any economies of scale; and (5) other benefits expected to be received by the Adviser and Subadvisers and their affiliates from their relationship with the Funds. In addition, the Board recognized that the evaluation process with respect to the Adviser and each Subadviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser, including about the Subadvisers’ performance, at regularly scheduled meetings during the past year. In that regard, the Board recognized that the Original Agreements, which were substantially the same as the New Agreements, had recently been renewed at an in-person meeting of the Board held on December 12, 2019 and, in this regard, the Board considered information provided by the Adviser at that time.
The Board considered the following factors and reached the following conclusions in considering the approval of the
New Agreements:

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2020
40
Absolute Funds
Nature, Extent and Quality of Services
Based on written materials received from the Adviser and each Subadviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the personnel, operations and financial condition of the Adviser and each Subadviser, the Board considered the quality of services to be provided by the Adviser and each Subadviser under the New Agreements. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and the Subadvisers with principal responsibility for the Funds’ investments; the investment philosophy and decision-making processes of the
Adviser; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance; and the Adviser’s representations regarding its financial condition, including that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds.
Based on the presentation and the materials provided by the Adviser, among other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser and each Subadviser under the New Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the Fund’s investment objectives and strategies and the Adviser’s assessment of the Subadvisers’ services, the Board reviewed the performance of the Funds compared to their respective benchmark indices. The Board observed that the Strategies
Fund outperformed its primary benchmark index, the S&P 500 Index, for the one-year period ended March 31, 2020 and underperformed its primary benchmark index for the three-, five-, and 10-year periods ended March 31, 2020, and for the period since the Strategies Fund’s inception on July 27, 2005. The Board observed that the Opportunities
Fund outperformed its primary benchmark index, the HFRX Equity Hedge Index, for the one- and three-year periods ended March 31, 2020 and for the period since the Opportunities Fund’s inception on December 30, 2015. The Board observed that the Arbitrage Fund outperformed its primary benchmark index, the HFRX Fixed Income Convertible
Arbitrage Index, for the one-, three-, five-, and 10-year periods ended March 31, 2020 and for the period since the
Arbitrage Fund’s inception on September 30, 2002, though the Board noted that the Arbitrage Fund’s performance for periods prior to August 2017 was that of the Arbitrage Fund’s predecessor private fund.
The Board noted the Adviser’s representation that it was not the objective of the Funds to outperform specific market indices because the Funds employ unique investment strategies that are intended to seek positive returns over a complete market cycle, including in particular market downturns, irrespective of any benchmark or market performance. The Board also noted the Adviser’s representation that the performance of the Strategies Fund tends to deviate from the performance of equity indices, in part, because the Strategies Fund’s portfolio is generally comprised of a balance of both long and short positions, unlike its benchmark index and, in part, because the Strategies Fund’s investment strategies include a countercyclical component that is designed to outperform in declining markets but tends to cause the Strategies Fund to underperform in rising markets. The Board then considered market conditions since 2008 and noted that, during that time, markets have tended to rise.
The Board also considered each Fund’s performance relative to a peer group of funds identified by Broadridge
Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the applicable Fund. The Board observed that the Strategies Fund outperformed the median of its Broadridge peers for the one-year period ended
September 30, 2019 and underperformed the median of its Broadridge peers for the three- and five-year periods ended September 30, 2019. The Board noted the Adviser’s representation that its unique approach to managing the
Strategies Fund made it difficult to identify an appropriate peer group, as well as the Adviser’s explanation as to how the Broadridge peers differed from the Strategies Fund. The Board observed that the Opportunities Fund performed at the median of its Broadridge peers for the one-year period ended September 30, 2019 and underperformed the median of its Broadridge peers for the three-year period ended September 30, 2019. The Board also observed that

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2020
41
Absolute Funds
the Arbitrage Fund outperformed the median of its Broadridge peers for the one-year period ended September 30,
2019.
The Board also considered the Adviser’s assessment of each Subadviser’s performance, noting that the Adviser had expressed satisfaction with the performance of each Subadviser. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. The Board also considered the Adviser’s explanation that, standing alone, no Subadviser should necessarily be expected to perform in line with the market or with the relevant
Absolute Fund’s benchmark index(es). In this regard, the Board noted the Adviser’s responsibility for allocating each
Absolute Fund’s assets among one or more Subadvisers on an ongoing basis and its active management of a separate sleeve of the portfolio for the Strategies Fund in order for the Fund to achieve its investment objective.
In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to give substantial weight to the Adviser’s evaluation of the contribution of each Subadviser to the performance of the applicable Absolute Fund as a whole.
In light of the above and other relevant considerations, the Board concluded that the Funds could benefit from the
Adviser’s and Subadvisers’ management of the Funds under the New Agreements.
Compensation
The Board evaluated the Adviser's compensation for providing advisory services to each of the Funds and analyzed comparative information on the actual advisory fee rates and actual total expenses of the relevant Broadridge peer group. The Board observed that the actual advisory fee rate and net expense ratio for each Fund were higher than the median of its respective Broadridge peer group.
The Board considered that the Adviser had imposed contractual expense caps on the total expense ratio for each of the Funds in an effort to ensure that the expenses of the Funds remained competitive. With respect to the
Opportunities Fund, the Board noted that its contractual advisory fee rate and contractual expense cap had been lowered in 2018. With respect to the Arbitrage Fund, the Board also noted that its contractual advisory fee rate had been lowered, effective January 2, 2020, and that its contractual expense cap had been lowered on November 19,
2019, and January 2, 2020.
With respect to the Strategies Fund, the Board noted that the Adviser manages an ETF with an investment objective that is substantially similar to that of the Strategies Fund but that pays a lower advisory fee rate and has a lower net expense ratio than the Strategies Fund. However, the Board noted that there existed several differences between the ETF and the Strategies Fund, including that the ETF does not employ a multi-manager, whereby the Adviser is responsible for continually considering the appropriateness of revising the Fund’s subadviser line-up, and that the
Adviser does not actively trade a sleeve of the ETF. The Board also noted the Adviser’s representation that the fee compression in the ETF industry required the Adviser to accept a lower advisory fee rate for the ETF, even if a higher fee rate would be fair in light of the nature and quality of services it provides to the ETF.
Further, with respect to all of the Funds, the Board recognized that the Adviser’s fees do not include performance and similar fees paid by hedge funds and other vehicles with which the Funds compete given the hedge fund-like nature of the Funds’ strategies. Finally, the Board noted that the Adviser pays each Subadviser out of its advisory fee.
Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the
Funds’ actual advisory fee rates and net expense ratios and those of the Funds’ respective Broadridge peers due to, among other things, variations between the services provided by the Adviser to the Funds and those provided to the
Broadridge peer group funds by their advisers.
The Board also recognized that the advisory fee rate under the New Agreements was identical to the advisory fee rate under the Original Agreements, and that the Adviser would continue to contractually agree to waive its fees or

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2020
42
Absolute Funds
reimburse Fund expenses to the extent necessary to keep the total expenses of the Funds at the current level. With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and the Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of each Fund and that the
Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement and under the New Agreements. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the New Agreements appeared to be reasonable in light of the nature, extent, and quality of services to be rendered by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to each of the Funds. In this regard, the Board considered the Adviser’s resources devoted to each of the
Funds as well as the Adviser’s discussion of the costs and profitability of its fund activities, including the percentage and amount of the Adviser’s fee that the Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the Adviser is responsible for paying each Subadviser’s fee due under the New Subadvisory Agreements. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of each of the Funds were reasonable.
Economies of Scale
The Board considered whether the Funds could benefit from economies of scale. In this regard, the Board considered the fee structure, asset size, and expense cap of each of the Funds. The Board considered the Adviser’s representation that each of the Funds could potentially benefit from economies of scale as assets grow and noted the establishment of a breakpoint in the expense cap for the Arbitrage Fund on January 2, 2020. The Board also noted that the Strategies
Fund’s assets had declined over the last year. With respect to the Opportunities Fund, the Board noted the current low relative asset level of the Fund and the reduction in its contractual advisory fee rate and expense cap in 2018. Based on the foregoing information, and other applicable considerations, the Board determined that the relatively low asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the New Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the
New Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the New Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the New Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2020
43
Absolute Funds
record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2020
Ending
Account Value
September 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Absolute Strategies Fund
Actual $ 1,000.00 $ 978.52 $ 8.13 1.64%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.85 $ 8.29 1.64%
Absolute Capital Opportunities Fund
Actual $ 1,000.00 $ 1,054.21 $ 9.11 1.77%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.19 $ 8.95 1.77%
Absolute Convertible Arbitrage Fund
Actual $ 1,000.00 $ 1,084.33 $ 9.25 1.77%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.19 $ 8.95 1.77%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

P.O. BOX 588
PORTLAND, MAINE 04112
(888) 992-2765 (TOLL FREE)
(888) 99-ABSOLUTE (TOLL FREE)
INVESTMENT ADVISER
Absolute Investment Advisers LLC
4 North Street, Suite 2
Hingham, Massachusetts 02043
www.absoluteadvisers.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
(888) 992-2765 (Toll Free)
(888) 99-ABSOLUTE (Toll Free)
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Funds. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Funds’ risks,
objectives, fees and expenses, experience of its
managements and other information.
212-SAR-0920

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 24, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 24, 2020